UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2018 to January 31, 2019

Item 1:   Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (79.1%)
Advertising (0.2%)
$1,896	MH Sub I LLC, LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	6.269	$1,866,402
5,980	MH Sub I LLC, LIBOR 1M + 7.500%(1),(2)	(CCC+, Caa2)	09/15/25	10.019	5,830,500
					7,696,902
Aerospace & Defense (0.5%)
4,095	Fly Funding II Sarl, LIBOR 3M + 2.000%(1)	(BB+, Ba2)	02/09/23	4.600	4,031,215
8,732	Sequa Mezzanine Holdings LLC, LIBOR 1M + 5.000%(1)	(CCC+, B3)	11/28/21	7.516	8,601,286
2,213	TransDigm, Inc., LIBOR 1M + 2.500%(1)	(B+, Ba3)	06/09/23	4.999	2,169,718
					14,802,219
Air Transportation (0.3%)
9,135	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	12/14/23	4.509	8,874,100

Auto Parts & Equipment (2.1%)
19,380	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	04/06/24	4.760	18,762,035
21,191	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	11/02/23	4.499	20,590,354
9,947	Jason, Inc., LIBOR 3M + 4.500%(1),(3)	(B, B2)	06/30/21	7.303	9,706,918
2,985	L&W, Inc., LIBOR 1M + 4.000%(1),(2)	(B+, B2)	05/22/25	6.502	2,966,344
13,637	U.S. Farathane LLC, LIBOR 3M + 3.500%(1),(2)	(B+, B2)	12/23/21	6.303	13,194,092
					65,219,743
Automakers (0.8%)
12,231	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(4)	(BB-, B1)	06/30/22	3.500	13,876,050
8,981	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/30/22	4.999	8,717,241
2,424	Wand Intermediate I LP, LIBOR 1M + 3.500%(1)	(B, B1)	01/15/26	6.271	2,423,733
					25,017,024
Banking (0.3%)
8,274	Citco Funding LLC, LIBOR 1M + 2.500%(1)	(NR, Ba3)	09/28/23	4.999	8,108,538

Building & Construction (1.3%)
9,000	Apleona Ltd., LIBOR 2M + 4.250%(1),(5)	(B, B2)	09/12/23	5.030	11,824,253
22,933	Installed Building Products, Inc., LIBOR 1M + 2.500%(1),(2)	(BB, B1)	04/15/25	4.999	22,302,239
1,773	PGT, Inc., LIBOR 1M + 3.500%(1)	(BB, Ba1)	02/16/22	6.100	1,761,497
4,266	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(1),(2)	(BB, B2)	10/29/24	5.260	4,225,676
					40,113,665
Building Materials (3.4%)
3,980	Airxcel, Inc., LIBOR 1M + 4.500%(1),(3)	(B, B3)	04/28/25	6.999	3,731,250
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1),(3)	(CCC+, Caa2)	04/27/26	11.249	1,624,125
21,990	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	10/31/23	4.499	21,511,609
2,735	Beacon Roofing Supply, Inc., LIBOR 1M + 2.250% (1)	(BB+, B1)	01/02/25	4.769	2,666,686
5,911	C.H.I. Overhead Doors, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	07/29/22	5.749	5,783,404
7,411	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	09/30/23	5.000	7,327,806
20,696	Priso Acquisition Corp., LIBOR 1M + 3.000%(1)	(B+, B2)	05/08/22	5.499	20,101,052
17,219	Summit Materials Cos. I LLC, LIBOR 1M + 2.000% (1)	(BBB-, Ba2)	11/21/24	4.499	16,831,325
29,184	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	6.060	28,942,980
					108,520,237
Cable & Satellite TV (2.7%)
24,839	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba2)	07/17/25	4.759	24,132,872
5,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	09/30/25	4.759	4,933,200
25,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	01/15/26	4.759	24,646,875
11,000	Virgin Media Bristol LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	01/15/26	5.009	10,822,845
7,000	Ziggo Secured Finance B.V., EURIBOR 6M + 3.000%(1),(4)	(B+, B1)	04/15/25	3.000	7,953,834
12,608	Ziggo Secured Finance Partnership, LIBOR 1M + 2.500%(1)	(B+, B1)	04/15/25	5.009	12,219,710
					84,709,336
Chemicals (11.3%)
5,275	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(4)	(B, B1)	09/13/23	3.250	6,002,284
1,853	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	5.956	1,829,749
1,396	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	5.956	1,378,526
23,700	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B, B1)	01/31/24	5.803	23,043,144
15,157	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1),(2)	(B+, B2)	08/12/22	8.053	15,080,725
3,865	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500% (1)	(B, B2)	11/20/23	5.999	3,777,858

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals
$3,893	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1),(3)	(CCC, Caa2)	11/18/24	10.499	$3,873,763
2,972	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/18/23	5.999	2,905,330
23,998	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	4.553	23,603,548
1,715	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(1)	(CCC, Caa2)	09/06/22	10.029	1,456,222
9,757	CTC AcquiCo GmbH, EURIBOR 3M + 2.750%(1),(4)	(B, B2)	03/07/25	2.750	11,089,103
1,179	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	5.053	1,168,050
5,303	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	5.053	5,240,363
5,191	Ferro Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	5.053	5,128,866
1,940	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(4)	(B-, B3)	09/07/21	3.750	2,130,888
277	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(B-, B3)	09/07/21	5.779	258,632
1,675	Flint Group U.S. LLC, LIBOR 2M + 3.000%(1)	(B-, B3)	09/07/21	5.779	1,564,513
14,343	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba2)	08/07/24	5.250	14,181,818
23,324	H.B. Fuller Co., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	10/20/24	4.503	22,943,271
3,870	Houghton International, Inc., LIBOR 1M + 8.500%(1),(2)	(B-, Caa1)	12/20/20	10.999	3,870,000
15,254	Houghton International, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	12/20/19	5.749	15,235,432
25,756	Ineos U.S. Finance LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba1)	03/31/24	4.499	25,070,327
7,666	PMHC II, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	03/31/25	6.151	7,349,973
3,500	PMHC II, Inc., LIBOR 3M + 7.750%(1)	(CCC+, Caa2)	03/30/26	10.513	3,272,500
20,000	Polar US Borrower LLC, LIBOR 3M + 4.750%(1),(2)	(B, B2)	10/15/25	7.537	19,850,000
12,475	PQ Corp., LIBOR 3M + 2.500%(1)	(BB-, B2)	02/08/25	5.244	12,178,262
6,237	Preferred Proppants LLC, LIBOR 3M + 7.750% (1),(2),(6)	(NR, NR)	07/27/20	10.553	1,247,350
13,543	Preferred Proppants LLC, LIBOR 3M + 9.750% (1),(2),(3),(6)	(NR, NR)	07/27/20	12.553	2,708,570
12,905	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1)	(BB-, B2)	06/30/23	5.250	12,662,614
2,371	Sonneborn LLC, Prime + 2.750%(1),(2)	(B+, B1)	12/10/20	8.250	2,370,778
418	Sonneborn Refined Products B.V., Prime + 2.750%(1),(2)	(B+, B1)	12/10/20	8.250	418,374
29,050	Starfruit Finco B.V, LIBOR 1M + 3.250%(1)	(B+, B1)	10/01/25	5.753	28,496,307
4,485	Tronox Blocked Borrower LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba3)	09/23/24	5.499	4,434,543
10,350	Tronox Finance LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba3)	09/23/24	5.499	10,233,561
23,195	Univar, Inc., LIBOR 1M + 2.250%(1)	(BB, B1)	07/01/24	4.749	22,766,540
22,696	UTEX Industries, Inc., LIBOR 1M + 4.000%(1)	(CCC+, B3)	05/22/21	6.499	21,447,252
2,970	Vantage Specialty Chemicals, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	10/28/24	5.999	2,921,738
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(3)	(CCC, Caa2)	10/27/25	10.884	3,853,947
7,187	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, B2)	08/12/24	6.803	6,372,345
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(3)	(CCC-, Caa2)	08/11/25	11.053	2,053,125
					355,470,191
Diversified Capital Goods (1.3%)
3,012	Callaway Golf Co., LIBOR 1M + 4.500%(1),(2)	(BB-, Ba3)	12/14/25	7.007	3,038,259
16,133	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(1)	(B, B1)	11/30/23	6.707	15,074,042
1,071	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	12/31/21	5.500	1,056,253
3,446	Dynacast International LLC, LIBOR 3M + 3.250%(1)	(B, B2)	01/28/22	5.772	3,396,751
3,980	Electrical Components International, Inc., LIBOR 3M + 4.250%(1)	(B, B1)	06/26/25	7.053	3,880,500
4,975	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B2)	03/29/25	5.499	4,941,779
8,644	Hayward Industries, Inc., LIBOR 1M + 3.500%(1)	(B, B3)	08/05/24	5.999	8,475,773
1,567	Horizon Global Corp., LIBOR 3M + 6.000%(1)	(CCC, Caa1)	06/30/21	8.803	1,524,770
					41,388,127
Electric - Generation (0.5%)
14,609	Brookfield WEC Holdings, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	08/01/25	6.249	14,560,855

Electronics (3.8%)
16,651	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, B1)	10/04/24	5.360	16,192,971
7,297	Entegris, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Baa3)	11/01/25	4.499	7,242,568
2,475	EXC Holdings III Corp., LIBOR 3M + 3.500%(1)	(B-, B2)	12/02/24	6.303	2,454,903
26,073	M/A-COM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B, B2)	05/17/24	4.749	24,940,820
17,475	Microchip Technology, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	05/29/25	4.500	17,235,129
13,266	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B2)	01/10/24	6.553	13,025,756
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(4)	(B-, B2)	01/10/24	3.750	7,848,452
16,638	Seattle Spinco, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.999	16,131,456
13,954	Tempo Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/01/24	5.499	13,730,236
					118,802,291
Energy - Exploration & Production (0.5%)
5,474	PES Holdings LLC, LIBOR 3M + 6.250%(1)	(B+, Ba2)	12/31/22	9.053	5,398,319
13,722	PES Holdings LLC, LIBOR 3M + 0.500%(1)	(B-, B2)	12/31/22	10.293	10,394,268
					15,792,587

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Environmental (0.7%)
$24,343	GFL Environmental, Inc., LIBOR 1M + 3.000%(1)	(B+, B2)	05/30/25	5.499	$23,545,434

Food & Drug Retailers (0.3%)
3,000	Holland & Barrett International, EURIBOR 3M + 4.250%(1),(2),(4)	(B, B2)	08/09/24	4.250	3,166,961
3,000	Holland & Barrett International, LIBOR 3M + 5.250%(1),(2),(5)	(B, B2)	09/02/24	6.160	3,551,716
3,251	Smart & Final Stores LLC, LIBOR 1M + 3.500%(1)	(B, Caa1)	11/15/22	5.999	3,025,634
					9,744,311
Food - Wholesale (1.1%)
11,946	Allflex Holdings III, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	07/20/20	5.758	11,931,345
904	Allflex Holdings III, Inc., LIBOR 1M + 7.000%(1)	(B-, Caa2)	07/19/21	9.506	904,411
9,366	Dole Food Co., Inc., LIBOR 3M + 2.750%(1)	(B, B1)	04/06/24	5.259	9,096,363
2,105	JBS USA Lux S.A., LIBOR 1M + 2.500%(1)	(BB+, Ba2)	10/30/22	5.257	2,087,495
6,750	United Natural Foods, Inc., LIBOR 1M + 4.250%(1)	(B+, B2)	10/22/25	6.749	5,818,500
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(3),(4)	(B, B2)	01/31/25	5.750	5,335,641
					35,173,755
Forestry & Paper (0.3%)
10,865	Pregis Corp., LIBOR 3M + 3.500%(1),(2)	(B, B2)	05/14/21	6.313	10,674,434

Gaming (2.3%)
10,474	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(BB, Ba3)	12/22/24	5.249	10,346,612
7,002	CBAC Borrower LLC, LIBOR 1M + 4.000%(1)	(B, B3)	07/05/24	6.499	6,951,425
13,800	Eldorado Resorts LLC, LIBOR 3M + 2.250%(1)	(BB, Ba1)	04/17/24	4.813	13,670,831
4,436	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.000%(1)	(BB-, Ba3)	12/01/23	5.803	4,384,411
4,000	GVC Holdings PLC, EURIBOR 6M + 2.750%(1),(4)	(BB, Ba2)	03/02/23	2.750	4,585,507
15,000	Jackpotjoy PLC, LIBOR 1M + 5.250%(1),(5)	(B+, B1)	12/06/24	5.983	19,600,143
11,787	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/21/25	4.414	11,618,557
					71,157,486
Gas Distribution (0.6%)
9,846	Messer Industries GmBH(1),(7)	(BB-, B1)	10/01/25	2.500	9,652,802
10,837	Oryx Southern Delaware Holdings LLC, LIBOR 1M + 3.250%(1)	(B+, B2)	02/28/25	5.749	10,389,669
					20,042,471
Health Facilities (1.1%)
10,344	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(1),(2)	(B, B1)	02/22/24	8.063	10,292,353
6,500	Surgery Center Holdings, Inc., LIBOR 1M + 3.250% (1)	(B-, B1)	09/02/24	5.750	6,345,625
3,256	Western Dental Services, Inc., LIBOR 1M + 4.500% (1)	(B-, B3)	06/23/23	6.999	3,158,140
13,806	Western Dental Services, Inc., LIBOR 1M + 5.250% (1)	(B-, B3)	06/30/23	7.749	13,443,679
					33,239,797
Health Services (1.4%)
4,207	Auris Luxembourg III Sarl, LIBOR 1M + 3.000%(1)	(B+, B1)	01/17/22	5.499	4,188,543
8,000	Auris Luxembourg III Sarl(1),(7)	(B+, B2)	07/20/25	3.750	7,975,000
6,429	Carestream Health, Inc., LIBOR 1M + 5.750%(1)	(B, B1)	02/28/21	8.249	6,284,384
6,750	Radiology Partners Holdings LLC, LIBOR 6M + 4.250%(1),(2)	(B, B2)	06/21/25	6.874	6,766,875
13,667	Sotera Health Holdings LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/15/22	5.499	13,356,617
985	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(2),(8)	(NR, NR)	12/31/19	14.771	886,063
1,477	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(2),(8)	(NR, NR)	12/31/19	14.803	1,329,111
1,054	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(2),(3),(8)	(NR, NR)	12/31/19	14.604	948,888
1,265	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(2),(3),(8)	(NR, NR)	12/31/19	14.780	1,138,666
					42,874,147
Hotels (2.5%)
16,562	Belmond Interfin Ltd., LIBOR 1M + 2.750%(1)	(BB, B2)	07/03/24	5.249	16,547,961
5,000	Compass III Ltd., EURIBOR 6M + 4.500%(1),(4)	(B+, B2)	05/07/25	4.500	5,719,319
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(4)	(CCC+, Caa2)	04/30/26	9.000	3,390,713
15,410	ESH Hospitality, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	08/30/23	4.499	15,173,559
26,326	Playa Resorts Holding B.V., LIBOR 1M + 2.750%(1)	(B+, B2)	04/29/24	5.250	25,503,377
736	Wyndham Hotels & Resorts, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	05/30/25	4.249	724,852
10,400	Wynn Resorts, Ltd., LIBOR 1M + 2.250%(1)	(BB-, Ba3)	10/30/24	4.750	10,171,564
					77,231,345

Insurance Brokerage (3.4%)
13,951	Acrisure LLC, LIBOR 1M + 4.250%(1)	(B, B2)	11/22/23	6.749	13,719,587

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Insurance Brokerage
$6,219	Acrisure LLC, LIBOR 1M + 3.750%(1)	(B, B2)	11/22/23	6.249	$6,060,700
28,912	Alliant Holdings I, Inc., LIBOR 1M + 2.750%(1)	(B, B2)	05/09/25	5.258	27,891,700
2,214	AmWINS Group, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	01/25/24	5.253	2,173,749
9,108	AssuredPartners, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	10/22/24	5.749	8,843,939
21,095	Hub International Ltd., LIBOR 2M + 2.750%(1)	(B, B2)	04/25/25	5.514	20,382,728
7,427	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(4)	(B, B2)	12/13/24	3.500	8,460,333
17,527	NFP Corp., LIBOR 1M + 3.000%(1)	(B, B2)	01/08/24	5.499	16,892,077
3,745	USI, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	05/16/24	5.803	3,601,114
					108,025,927
Investments & Misc. Financial Services (1.8%)
11,739	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1)	(B+, B3)	04/03/24	6.803	11,465,332
5,119	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, Ba3)	04/17/25	4.999	5,049,047
16,805	Ditech Holding Corp., LIBOR 1M + 6.000%(1)	(CC, Caa2)	06/30/22	8.499	11,427,432
9,835	Fortress Investment Group LLC, LIBOR 1M + 2.000%(1)	(BB, Baa3)	12/27/22	4.499	9,736,159
4,250	Global Payments, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba2)	10/17/25	4.249	4,173,861
4,253	Ocwen Financial Corp., LIBOR 1M + 5.000%(1)	(B+, B2)	12/05/20	7.519	4,202,775
4,154	VFH Parent LLC, LIBOR 3M + 2.750%(1)	(B+, Ba2)	12/30/21	5.554	4,157,801
6,000	VFH Parent LLC(1),(7)	(B+, Ba3)	01/30/26	3.500	6,001,890
					56,214,297
Machinery (1.4%)
6,983	Cohu, Inc., LIBOR 3M + 3.000%(1),(2)	(BB-, B1)	09/20/25	5.813	6,895,219
2,348	CPM Holdings, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	11/15/25	6.249	2,314,369
1,977	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(3)	(B-, Caa2)	11/15/26	10.749	1,964,655
6,404	Doncasters Finance U.S. LLC, LIBOR 3M + 3.750%(1),(5)	(CCC+, Caa1)	04/09/20	4.750	7,504,016
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1)	(CCC+, Caa2)	09/06/26	9.249	3,455,604
13,985	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	5.999	13,547,920
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	10/23/25	4.999	8,156,992
					43,838,775
Managed Care (0.3%)
8,209	Inovalon Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	04/02/25	6.063	8,108,726

Media - Diversified (0.4%)
6,250	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	10/20/25	5.749	6,181,656
5,000	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1)	(CCC+, Caa1)	10/19/26	9.499	4,912,500
					11,094,156
Media Content (0.6%)
5,000	All3Media International, LIBOR 1M + 4.250%(1),(5)	(B, B2)	06/30/21	5.250	6,586,657
1,750	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(1),(4)	(CCC+, Caa2)	06/30/22	8.250	2,017,826
11,701	WMG Acquisition Corp., LIBOR 1M + 2.125%(1)	(B+, Ba3)	11/01/23	4.624	11,514,954
					20,119,437
Medical Products (1.2%)
15,162	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(1)	(B-, B2)	06/15/23	7.519	14,688,507
15,995	Avantor, Inc., LIBOR 3M + 3.750%(1)	(B, B2)	11/21/24	6.572	15,974,878
4,163	Convatec, Inc., LIBOR 3M + 2.000%(1),(2)	(BB, Ba3)	10/25/21	4.803	4,120,875
2,000	Lifescan Global Corp., LIBOR 3M + 6.000%(1)	(B+, B2)	09/27/24	8.797	1,925,010
					36,709,270
Metals & Mining - Excluding Steel (0.2%)
1,744	Global Brass & Copper, Inc., LIBOR 1M + 2.500%(1),(2)	(BB, B1)	05/29/25	5.000	1,728,862
5,606	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1),(2)	(B+, B1)	02/12/25	5.999	5,515,148
7,529	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(2),(6)	(NR, NR)	02/28/19	8.750	28,233
					7,272,243
Non - Electric Utilities (0.1%)
4,796	BCP Raptor LLC, LIBOR 2M + 4.250%(1)	(B, B3)	06/24/24	6.869	4,594,563

Oil Field Equipment & Services (0.1%)
5,529	Seadrill Partners Finco LLC, LIBOR 3M + 6.000%(1)	(CCC+, Caa2)	02/21/21	8.803	4,470,504

Oil Refining & Marketing (0.7%)
17,369	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(4)	(B, B2)	02/07/25	4.000	19,472,277

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Oil Refining & Marketing
$3,500	EG Finco Ltd., LIBOR 3M + 8.000%(1)	(CCC+, Caa1)	04/20/26	10.813	$3,421,250
					22,893,527
Packaging (2.0%)
3,980	Anchor Glass Container Corp., LIBOR 1W + 2.750% (1)	(B-, B2)	12/07/23	5.251	3,263,434
5,425	Anchor Glass Container Corp., LIBOR 3M + 7.750% (1)	(CCC, Caa1)	12/07/24	10.253	3,406,900
21,817	Flex Acquisition Co., Inc., LIBOR 1M + 3.000%(1)	(B, B1)	12/29/23	5.520	21,230,651
10,000	Klockner-Pentaplast of America, Inc., EURIBOR 3M + 4.750%(1),(4)	(B-, B3)	06/30/22	4.750	10,240,988
11,376	Proampac PG Borrower LLC, LIBOR 3M + 3.500% (1)	(B, B3)	11/18/23	6.098	11,088,261
9,716	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	5.249	9,597,075
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2),(3)	(CCC+, Caa2)	10/27/25	10.291	3,696,875
					62,524,184
Personal & Household Products (1.8%)
6,963	Comfort Holding LLC, LIBOR 1M + 4.750%(1)	(CCC+, Caa1)	02/05/24	7.249	6,577,610
2,389	Comfort Holding LLC, LIBOR 1M + 10.000%(1),(3)	(CCC-, Caa3)	02/03/25	12.499	2,257,231
1,750	Keter Group B.V., EURIBOR 3M + 4.250%(1),(4)	(B, B3)	10/31/23	5.250	1,443,045
11,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(4)	(B, B3)	10/31/23	5.250	9,070,572
22,609	Serta Simmons Bedding LLC, LIBOR 1M + 3.500% (1)	(B-, B3)	11/08/23	6.013	19,387,523
6,612	Serta Simmons Bedding LLC, LIBOR 1M + 8.000% (1)	(CCC, Caa2)	11/08/24	10.514	4,757,654
13,895	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/23	6.551	13,763,432
					57,257,067
Pharmaceuticals (0.8%)
2,188	Alkermes, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	03/23/23	4.770	2,163,280
16,710	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(1)	(BB-, Ba2)	04/29/24	6.750	16,594,942
6,359	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.250%(1)	(BB+, Ba2)	01/31/25	4.664	6,288,335
					25,046,557
Real Estate Development & Management (1.4%)
12,596	Capital Automotive LP, LIBOR 1M + 2.500%(1)	(B, B1)	03/24/24	5.000	12,296,767
981	Capital Automotive LP, LIBOR 1M + 6.000%(1)	(CCC+, B3)	03/24/25	8.499	980,479
8,940	Forest City Enterprises LP, LIBOR 1M + 4.000%(1)	(B+, B2)	12/07/25	6.513	8,950,830
23,000	Hanjin International Corp., LIBOR 3M + 2.500%(1)	(B+, Ba3)	10/18/20	5.013	22,583,125
					44,811,201
Real Estate Investment Trusts (0.5%)
14,330	iStar, Inc., LIBOR 1M + 2.750%(1)	(BB-, Ba2)	06/28/23	5.258	14,213,666

Recreation & Travel (1.9%)
283	Bulldog Purchaser, Inc.(1),(2),(7),(9)	(CCC+, Caa2)	09/04/26	3.875	277,733
1,870	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1),(2)	(CCC+, Caa2)	09/04/26	10.249	1,833,036
529	Bulldog Purchaser, Inc.(1),(2),(7),(9)	(B+, B2)	09/05/25	3.750	514,061
9,647	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	08/22/25	6.249	9,410,096
16,546	Crown Finance U.S., Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	02/28/25	4.999	16,190,339
9,192	Intrawest Resorts Holdings, Inc., LIBOR 1M + 3.000%(1),(2)	(B, B2)	07/31/24	5.499	9,088,359
4,128	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(5)	(B, B2)	03/03/24	4.981	5,074,350
16,644	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	03/31/24	5.499	16,376,552
					58,764,526
Restaurants (1.0%)
9,618	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 2.250%(1)	(B+, Ba3)	02/16/24	4.749	9,476,866
14,857	Golden Nugget, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba3)	10/04/23	5.253	14,650,750
8,962	K-Mac Holdings Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	03/14/25	5.769	8,724,530
					32,852,146
Software - Services (8.5%)
17,194	Almonde, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	06/13/24	6.303	16,538,728
4,078	Almonde, Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	06/13/25	10.053	3,866,727
5,431	Applied Systems, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	09/19/24	5.499	5,314,478
7,000	Compuware Corp., LIBOR 1M + 3.500%(1)	(B, B1)	08/22/25	6.002	7,004,410
11,487	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	04/26/24	5.500	11,219,263
28,593	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	06/01/22	5.750	28,042,738
18,500	First Data Corp., LIBOR 1M + 2.000%(1)	(BB, Ba2)	04/26/24	4.519	18,451,622
16,897	Flexera Software LLC, LIBOR 1M + 3.250%(1)	(B-, B1)	02/26/25	5.750	16,712,602
2,500	Flexera Software LLC, LIBOR 1M + 7.250%(1)	(CCC+, Caa1)	02/26/26	9.750	2,478,913
10,422	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1),(2)	(B, B3)	06/28/24	6.063	10,174,153

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services
$17,016	Go Daddy Operating Co. LLC, LIBOR 1M + 2.250% (1)	(BB-, Ba3)	02/15/24	4.749	$16,833,398
3,906	Greeneden U.S. Holdings II LLC, EURIBOR 3M + 3.500%(1),(4)	(B, B2)	12/01/23	3.500	4,450,725
4,000	Hyland Software, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa1)	07/07/25	9.499	3,978,000
7,797	Infor (U.S.), Inc., EURIBOR 3M + 2.250%(1),(4)	(B, B1)	02/01/22	3.250	8,906,546
17,329	Kronos, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	11/01/23	5.541	17,020,224
14,769	MA FinanceCo. LLC, LIBOR 1M + 2.250%(1)	(BB-, B1)	11/19/21	4.749	14,557,179
2,464	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	4.999	2,388,696
2,941	Mitchell International, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	11/29/24	5.749	2,827,243
1,185	Mitchell International, Inc., LIBOR 1M + 7.250%(1)	(CCC, Caa2)	12/01/25	9.749	1,163,852
13,794	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 3.500%(1)	(B-, B3)	04/26/24	6.370	13,466,672
18,231	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	5.249	17,899,255
8,707	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.250%(1)	(BB, Ba3)	04/16/25	4.749	8,544,236
22,637	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	04/16/25	4.749	22,213,997
10,840	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	06/28/24	4.520	10,758,638
1,990	Wall Street Systems Delaware, Inc., LIBOR 2M + 3.000%(1)	(B, B2)	11/21/24	5.634	1,905,761
					266,718,056
Specialty Retail (0.3%)
2,881	Boing U.S. Holdco, Inc., LIBOR 3M + 7.500%(1),(2)	(CCC+, Caa1)	10/03/25	10.089	2,823,380
4,401	Champ Acquisition Corp., LIBOR 2M + 5.500%(1),(2)	(B, B1)	12/12/25	8.134	4,390,246
2,537	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	08/20/21	5.749	2,508,240
					9,721,866
Steel Producers/Products (1.5%)
24,267	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, B2)	12/22/23	5.560	23,713,863
23,665	Zekelman Industries, Inc., LIBOR 2M + 2.250%(1)	(BB-, B1)	06/14/21	4.862	23,274,413
					46,988,276
Support - Services (4.3%)
14,762	Allied Universal Holdco LLC, LIBOR 1M + 3.750% (1)	(B-, B2)	07/28/22	6.249	14,138,379
3,033	Belron Finance U.S. LLC, LIBOR 3M + 2.250%(1),(2)	(BB, Ba3)	11/07/24	4.839	2,999,000
24,881	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	06/21/24	6.957	23,899,344
8,493	Change Healthcare Holdings LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	03/01/24	5.249	8,324,515
14,261	Geo Group, Inc. (The), LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/22/24	4.500	13,926,819
5,000	MSX International, Inc., EURIBOR 3M + 4.500%(1),(4)	(B, B2)	01/31/24	4.500	5,689,428
13,628	PODS LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	12/06/24	5.261	13,361,416
6,339	Sabre GLBL, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	02/22/24	4.499	6,265,473
14,311	SAI Global Holdings II Pvt., Ltd., LIBOR 3M + 4.500%(1),(3)	(CCC+, Caa1)	12/20/23	7.206	12,307,160
18,841	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	5.749	18,408,754
1,924	Sprint Industrial Holdings LLC, LIBOR 3M + 5.750%(1),(3)	(CCC, Caa1)	05/14/19	8.553	1,846,718
2,935	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(1),(2),(3)	(C, Caa3)	11/14/19	13.500	1,012,700
7,466	Tribe Buyer LLC, LIBOR 1M + 4.500%(1),(2)	(B, B2)	02/16/24	6.999	7,241,839
6,717	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(1)	(CCC+, Caa2)	08/25/25	10.249	6,515,656
					135,937,201
Tech Hardware & Equipment (0.1%)
2,908	Western Digital Corp., LIBOR 1M + 1.750%(1)	(BBB-, Baa2)	04/29/23	4.260	2,842,943

Telecom - Wireless (1.4%)
16,179	SBA Senior Finance II LLC, LIBOR 1M + 2.000%(1)	(BB+, B1)	04/11/25	4.500	15,912,996
30,301	Sprint Communications, Inc., LIBOR 1M + 2.500%(1),(2)	(BB-, Ba2)	02/02/24	5.000	29,657,346
					45,570,342
Telecom - Wireline Integrated & Services (1.6%)
12,778	CenturyLink, Inc., LIBOR 1M + 2.750%(1)	(BBB-, Ba3)	01/31/25	5.249	12,241,814
15,280	Level 3 Financing, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	02/22/24	4.756	15,038,882
23,318	Zayo Group LLC, LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/19/24	4.749	23,178,072
					50,458,768
Theaters & Entertainment (2.0%)
10,580	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1)	(B-, B2)	07/03/26	7.000	10,235,794
9,420	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, B1)	05/08/25	5.000	9,266,684
333	NEG Holdings LLC, LIBOR 3M + 8.000%(1),(2),(3),(8)	(B-, B3)	10/17/22	10.803	298,110
7,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(2),(4)	(B+, B2)	12/06/23	3.000	7,208,852
2,925	Technicolor S.A., LIBOR 3M + 2.750%(1)	(B+, B2)	12/06/23	5.457	2,647,177
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(4)	(B+, B2)	12/06/23	3.500	6,721,903

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Theaters & Entertainment
$26,643	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B, B2)	05/18/25	5.250	$25,186,140
					61,564,660
Transport Infrastructure/Services (0.2%)
7,078	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/24	5.499	6,693,001

Trucking & Delivery (0.3%)
10,950	Navios Maritime Partners LP, LIBOR 3M + 5.000% (1)	(BB-, B2)	09/14/20	7.780	10,895,266
TOTAL BANK LOANS (Cost $2,579,704,550)					2,488,960,146

CORPORATE BONDS (9.9%)
Aerospace & Defense (0.1%)
3,365	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(10)	(B+, NR)	03/15/26	6.250	3,423,888

Auto Parts & Equipment (0.2%)
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(B+, B1)	11/15/26	5.625	6,048,487

Brokerage (0.3%)
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 103.75)(10)	(B+, B1)	04/15/21	7.500	5,068,750
3,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(10)	(BB-, B2)	09/15/25	5.750	3,450,300
					8,519,050
Building Materials (1.0%)
23,250	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/2019 @ 104.50)(10)	(B-, Caa1)	08/15/20	12.000	23,511,563
5,635	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 104.50)(10)	(CCC+, Caa1)	05/15/23	9.000	5,656,131
1,496	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	1,460,096
					30,627,790
Cable & Satellite TV (1.1%)
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 03/04/2019 @ 103.31)(10)	(B+, B2)	02/15/23	6.625	760,889
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(10)	(B+, B2)	05/15/26	7.500	3,800,000
5,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(10)	(B, B2)	05/01/26	7.375	4,831,200
400	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(10)	(BB-, Ba3)	02/15/25	6.875	412,000
2,500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(10)	(BB-, Ba2)	02/01/28	5.375	2,409,375
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(10)	(BB-, Ba2)	10/15/25	6.625	1,048,750
3,200	CSC Holdings LLC, Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(10)	(BB-, Ba2)	05/15/26	5.500	3,176,000
7,250	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/19 @ 105.16)(10)	(B, B3)	08/15/23	6.875	7,503,750
7,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(10)	(BB-, Ba3)	03/01/28	5.500	7,410,000
2,730	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(B+, B1)	01/15/27	5.500	2,586,675
					33,938,639
Chemicals (0.3%)
4,500	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(10),(11)	(CCC+, Caa1)	06/01/23	8.750	4,376,250
2,500	Kronos International, Inc., Reg S, Senior Secured Notes (Callable 09/15/20 @ 102.81)(4),(12)	(BB-, B2)	09/15/25	3.750	2,638,896
1,750	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(10)	(BB-, B1)	04/30/26	5.750	1,627,500
					8,642,646

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics (0.4%)
$7,300	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(10)	(BB, Ba2)	02/10/26	4.625	$7,117,500
4,750	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(10)	(BB+, Ba3)	10/01/25	5.000	4,797,500
					11,915,000
Energy - Exploration & Production (0.3%)
11,000	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(10)	(B, B3)	11/01/23	9.750	10,752,500

Food - Wholesale (0.0%)
950	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(10)	(BB, B2)	06/15/24	5.875	969,988

Health Services (0.6%)
14,906	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(10)	(BB-, Ba2)	10/01/24	5.125	14,831,470
2,000	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 104.88)(10)	(CCC+, Caa1)	05/15/23	6.500	2,020,000
1,000	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 101.00)(10),(11)	(CCC+, Caa2)	11/01/21	8.125	1,000,000
					17,851,470
Insurance Brokerage (0.3%)
1,775	Acrisure Finance, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/21 @ 104.06)(10)	(B, B2)	02/15/24	8.125	1,809,391
5,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(10)	(CCC+, Caa2)	11/15/25	7.000	4,375,000
2,000	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(10)	(CCC+, Caa2)	05/01/26	7.000	1,945,000
					8,129,391
Investments & Misc. Financial Services (0.1%)
3,175	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(10)	(B-, B3)	05/01/26	8.000	3,222,625

Media - Diversified (0.1%)
2,000	National CineMedia LLC, Global Senior Secured Notes (Callable 03/04/19 @ 102.00)	(B+, Ba3)	04/15/22	6.000	2,025,000
1,000	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	905,000
					2,930,000
Media Content (0.3%)
3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(10)	(B, B3)	06/15/24	7.625	3,721,130
2,500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/19 @ 102.50)(10)	(B+, Ba3)	08/01/23	5.000	2,490,625
3,695	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(10)	(B+, Ba3)	11/01/24	4.875	3,639,575
					9,851,330
Metals & Mining - Excluding Steel (0.9%)
4,750	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(10)	(BB-, Ba2)	01/15/24	4.875	4,583,750
11,665	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	11,869,137
13,320	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(3),(10)	(B, B3)	06/15/22	8.750	11,888,100
					28,340,987
Oil Field Equipment & Services (0.5%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 03/04/19 @ 103.13)	(B, B3)	05/01/22	6.250	5,264,000
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/04/19 @ 103.06)	(CCC, Caa2)	03/15/22	6.125	3,202,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Field Equipment & Services
$7,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(10)	(B-, B2)	02/15/25	8.250	$6,378,750
					14,845,250
Oil Refining & Marketing (0.2%)
7,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 03/04/19 @ 102.17)	(BB-, B1)	11/01/22	6.500	7,578,415

Packaging (0.4%)
1,600	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(10)	(B, B3)	02/15/25	6.000	1,560,000
817	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(10)	(BB, Ba3)	05/15/23	4.625	819,042
1,900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(10)	(CCC+, Caa1)	01/15/25	6.875	1,786,000
7,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(10)	(BB-, Ba3)	10/15/25	4.875	7,070,391
					11,235,433
Personal & Household Products (0.0%)
1,004	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(10)	(BB-, B1)	12/31/25	6.750	951,290

Pharmaceuticals (0.6%)
1,170	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/19 @ 102.94)(10)	(B-, B3)	05/15/23	5.875	1,149,525
5,000	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 03/15/19 @ 103.25)(10)	(BB-, Ba2)	03/15/22	6.500	5,181,250
3,000	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(10)	(BB-, Ba2)	11/01/25	5.500	2,992,500
11,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B1)	12/15/24	4.375	8,683,100
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(10)	(B-, B3)	04/01/26	9.250	1,077,500
					19,083,875
Real Estate Investment Trusts (0.2%)
1,000	iStar, Inc., Senior Unsecured Notes (Callable 03/04/19 @ 103.25)	(BB-, Ba3)	07/01/21	6.500	1,017,480
5,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	4,935,000
					5,952,480
Recreation & Travel (0.4%)
4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10)	(BB-, B2)	04/15/27	5.500	3,980,000
9,728	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(10)	(BB-, B2)	07/31/24	4.875	9,655,040
					13,635,040
Restaurants (0.1%)
3,462	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(10)	(CCC+, B3)	10/15/24	6.750	3,470,655

Software - Services (0.7%)
10,845	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	10,573,875
2,295	Epicor Software Corp., Rule 144A, Secured Notes (Callable 03/04/19 @ 102.00), LIBOR 3M + 7.250%(1),(2),(8),(10)	(NR, NR)	06/30/23	10.050	2,249,100
5,500	First Data Corp., Rule 144A, Secured Notes (Callable 02/11/19 @ 102.88)(10)	(B+, B2)	01/15/24	5.750	5,675,313
4,187	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 107.88)(10)	(CCC+, Caa1)	03/01/24	10.500	4,563,746
					23,062,034
Specialty Retail (0.1%)
3,500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	3,434,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail
$1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, Ba3)	12/01/24	5.375	$992,500
					4,426,875
Support - Services (0.2%)
6,285	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(10)	(BB-, Ba3)	12/15/25	4.875	6,066,910
1,900	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(10),(13)	(B+, NR)	05/01/25	7.875	1,729,228
					7,796,138
Tech Hardware & Equipment (0.1%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(10)	(BB-, B1)	03/15/27	5.000	2,564,700

Telecom - Wireline Integrated & Services (0.2%)
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(10),(13)	(CCC, Caa1)	12/31/24	7.875	6,195,000
1,800	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(10)	(BB, B1)	11/15/25	4.750	1,692,000
					7,887,000
Theaters & Entertainment (0.2%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(13)	(B-, B3)	05/15/27	6.125	693,625
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(B-, B3)	11/15/26	5.875	3,429,500
1,000	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 03/04/19 @ 104.50)(10)	(BB-, Ba2)	06/15/23	6.000	1,021,250
					5,144,375
TOTAL CORPORATE BONDS (Cost $321,643,957)					312,797,351

ASSET BACKED SECURITIES (5.2%)
Collateralized Debt Obligations (5.2%)
3,500	ALM V Ltd., 2012-5A, Rule 144A, LIBOR 3M + 5.250%(1),(10)	(NR, Ba3)	10/18/27	8.030	3,430,759
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A, LIBOR 3M + 5.050%(1),(10)	(NR, Ba3)	04/20/30	7.811	4,497,625
2,000	Atlas Senior Loan Fund III Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.000%(1),(10)	(BB-, NR)	11/17/27	8.640	1,975,008
2,150	Barings CLO Ltd., 2018-3A, Rule 144A, LIBOR 3M + 2.900%(1),(10)	(BBB-, NR)	07/20/29	5.661	2,116,372
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	04/20/31	8.161	1,958,834
2,900	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	11/23/25	8.077	2,865,220
4,475	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	4,474,740
2,702	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,734,040
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	07/27/31	8.165	698,315
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(10)	(NR, B1)	04/27/27	8.915	1,681,715
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(3),(7),(10),(14)	(NR, NR)	07/20/31	0.000	1,615,002
3,000	CIFC Funding Ltd., 2013-3RA, Rule 144A, LIBOR 3M + 5.900%(1),(10)	(NR, Ba3)	04/24/31	8.679	2,858,262
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/18/31	8.630	2,495,826
1,750	CIFC Funding Ltd., 2014-3A, Rule 144A, LIBOR 3M + 2.350%(1),(10)	(A, NR)	10/22/31	4.819	1,724,651
5,000	Crown Point CLO Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(10)	(NR, Baa3)	04/20/31	5.511	4,765,695
2,000	Dryden 33 Senior Loan Fund, 2014-33A, Rule 144A, LIBOR 3M + 4.350%(1),(10)	(BBB, NR)	10/16/28	7.137	2,001,117
5,250	Dryden 55 CLO Ltd., 2018-55A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	04/15/31	5.637	5,090,778
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	10/15/29	5.987	3,465,196
5,000	Galaxy CLO XVIII Ltd., 2018 28A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	07/15/31	5.787	4,794,685
5,500	Gallatin CLO IX 2018-1 Ltd., 2018-1A, Rule 144A, LIBOR 3M + 1.050%(1),(10)	(NR, Aaa)	01/21/28	3.811	5,483,560
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(NR, Ba3)	01/18/31	8.180	3,037,151

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$1,250	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 2.250%(1),(10)	(A, NR)	10/22/28	5.011	$1,242,805
2,125	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 3.150%(1),(10)	(BBB-, NR)	10/22/28	5.911	2,106,428
3,000	Greywolf CLO III Ltd., 2018-3RA, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(BB-, NR)	10/22/28	8.261	2,874,963
4,750	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 2.350%(1),(10)	(A, NR)	01/17/27	5.123	4,750,623
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(10)	(A, NR)	01/27/31	4.771	5,771,400
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	01/27/31	5.771	3,834,439
5,150	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/27/31	8.621	4,895,183
2,250	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(BB-, NR)	04/26/31	8.515	2,123,780
3,000	Highbridge Loan Management 12-2018 Ltd., 12A-18, Rule 144A, LIBOR 3M + 1.850%(1),(10)	(A, NR)	07/18/31	4.630	2,902,035
4,500	Highbridge Loan Management Ltd., 7A-2015, Rule 144A, LIBOR 3M + 1.700%(1),(10)	(A, NR)	03/15/27	4.316	4,421,232
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(10)	(NR, Ba3)	04/15/29	8.867	3,127,065
2,500	KKR Financial CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(NR, Ba3)	10/16/30	8.279	2,314,613
6,000	KKR Financial CLO Ltd.,13ER, Rule 144A, LIBOR 3M + 4.950%(1),(10)	(NR, Ba3)	01/16/28	7.729	5,536,944
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	07/15/30	5.637	2,133,448
3,750	Rockford Tower CLO Ltd., 2017-1A, Rule 144A, LIBOR 3M + 2.550%(1),(10)	(NR, A2)	04/15/29	5.337	3,747,997
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(10)	(NR, Baa3)	07/17/28	5.743	3,437,616
2,500	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 2.300%(1),(10)	(NR, A2)	07/20/30	5.061	2,456,328
4,000	Symphony Credit Opportunities Fund, Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10)	(NR, Baa3)	07/15/28	5.847	3,990,116
4,750	Venture 31 CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/20/31	5.581	4,501,195
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(10)	(NR, Baa3)	10/22/31	6.000	2,982,207
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(10)	(NR, A2)	10/20/29	5.161	2,988,924
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(10)	(NR, Baa2)	09/10/29	6.067	2,988,549
4,500	Venture XX CLO Ltd., 2015-20A, Rule 144A, LIBOR 3M + 1.900%(1),(10)	(A, NR)	04/15/27	4.687	4,471,951
2,000	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(10)	(NR, Ba3)	07/20/28	9.511	1,991,096
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	01/20/29	9.761	2,128,769
4,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 2.600%(1),(10)	(NR, A2)	06/20/29	5.392	4,469,301
2,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 3.900%(1),(10)	(NR, Baa3)	06/20/29	6.692	2,483,647
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba3)	06/20/29	8.542	1,403,591
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(BBB-, NR)	07/14/31	6.147	2,950,881
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(1),(3),(7),(10),(14)	(NR, NR)	04/17/30	0.000	2,109,006
1,485	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.573	1,413,045
2,475	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.884	2,359,362
TOTAL ASSET BACKED SECURITIES (Cost $170,120,342)					164,673,090

Number of Shares

COMMON STOCKS (0.2)%
Auto Parts & Equipment (0.1)%
134,659	UCI International, Inc.(2),(3),(8),(15)	2,524,856
Building & Construction (0.0)%
6	White Forest Resources, Inc.(2),(3),(8),(15)	22
Chemicals (0.0)%
9,785	Huntsman Corp.(3)	214,977
Energy - Exploration & Production (0.1)%
764,616	PES Energy, Inc.(15)	3,058,464
Health Services (0.0)%
160,771	Valitas Health Services, Inc.(2),(8),(15)	289,387

Number of Shares		Value

COMMON STOCKS (continued)
Printing & Publishing (0.0)%
708	F & W Media, Inc.(2),(3),(8),(15)	$7
Support - Services (0.0)%
779	Sprint Industrial Holdings LLC, Class G(2),(3),(8),(15)	8
71	Sprint Industrial Holdings LLC, Class H(2),(3),(8),(15)	1
172	Sprint Industrial Holdings LLC, Class I(2),(3),(8),(15)	1
		10
Theaters & Entertainment (0.0)%
40	NEG Holdings LLC, Litigation Trust Units(2),(3),(8),(15)	40
TOTAL COMMON STOCKS (Cost $13,065,778)		6,087,763

SHORT-TERM INVESTMENT (0.2)%
7,464,175	State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(16) (Cost $7,464,175)	7,464,175

TOTAL INVESTMENTS AT VALUE (94.6)% (Cost $3,091,998,802)		2,979,982,525

OTHER ASSETS IN EXCESS OF LIABILITIES (5.4)%		168,561,476

NET ASSETS (100.0)%		$3,148,544,001

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2019.
(2)	Security is valued using significant unobservable inputs.
(3)	Illiquid security (unaudited).
(4)	This security is denominated in Euro.
(5)	This security is denominated in British Pound.
(6)	Bond is currently in default.
(7)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2019.

(8)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(9)	All or a portion is an unfunded loan commitment.
(10)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities amounted to a value of $408,767,942 or 13.0% of net assets.

(11)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(12)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(13)	Security or portion thereof is out on loan.
(14)	Zero-coupon security.
(15)	Non-income producing security.
(16)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2019.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	19,500,000	USD	22,786,894	10/11/19	Morgan Stanley	$22,786,894	$22,853,879	$66,985
GBP	20,822,000	USD	26,569,913	10/11/19	Morgan Stanley	26,569,913	27,723,395	1,153,482
USD	225,900,185	EUR	189,816,521	10/11/19	Morgan Stanley	(225,900,185)	(222,463,787)	3,436,398
USD	84,480,441	GBP	62,863,317	10/11/19	Morgan Stanley	(84,480,441)	(83,699,194)	781,247
								$5,438,112

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION – The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$2,253,598,147	$235,361,999	$2,488,960,146
Corporate Bonds	—	310,548,251	2,249,100	312,797,351
Asset Backed Securities	—	164,673,090	—	164,673,090
Common Stocks	3,273,441	—	2,814,322	6,087,763
Short-Term Investments	—	7,464,175	—	7,464,175
	$3,273,441	$2,736,283,663	$240,425,421	$2,979,982,525
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$5,438,112	$—	$5,438,112

*         Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Total
Balance as of October 31, 2018	$212,933,399	$2,317,950	$8,207,136	$223,458,485
Accrued discounts (premiums)	349,789	(321)	—	349,468
Purchases	18,906,260	—	3,195,619	22,101,879
Sales	(33,176,486)	(3,802)	—	(33,180,288)
Realized gain (loss)	1,795,644	3,802	—	1,799,446
Change in unrealized appreciation (depreciation)	(12,556,909)	(68,529)	(5,529,969)	(18,155,407)
Transfers into Level 3	141,797,239	—	—	141,797,239
Transfers out of Level 3	(94,686,937)	—	(3,058,464)	(97,745,401)
Balance as of January 31, 2019	$235,361,999	$2,249,100	2,814,322	$240,425,421

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2019	$(9,830,493)	$(68,529)	$(3,236,121)	$(13,135,143)

Quantitative Disclosure About Significant Unobservable Inputs

Range
	Fair Value	Valuation	Unobservable	(Weighted Average)
Asset Class	At 1/31/2019	Technique	Input	per share)

Bank Loans	$298,110	Market Approach	Comparable Bond Price	N/A
	$4,302,728	Market Approach	Discount for Illiquidity and EBITDA Multiples	N/A
	$230,761,161	Vendor pricing	Single Broker Quote	$0.00 - $1.18 ($0.89)
Corporate Bonds	$2,249,100	Vendor pricing	Single Broker Quote	N/A
Common Stocks	$10	Market Approach/Income Approach	Comparable Bond Price, Discounted Cash Flows	N/A
	$62	Market Approach	Discount for Illiquidity and EBITDA Multiples	$1.00 - $3.64 ($1.35)
	$289,387	Market Approach	Enterprise Value	N/A
	$2,524,863	Vendor pricing	Single Broker Quote	$0.01 - $18.75 ($18.65)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2019, there were no transfers between Level 1 and Level 2, but there was $3,058,464 transferred from Level 3 to Level 1 as a result of the availability of a pricing source supported by quoted prices in active markets, $94,686,937 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs and $141,797,239 transferred from

Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (50.6%)
Aerospace & Defense (0.5%)
$1,350	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	$1,373,625

Auto Parts & Equipment (0.9%)
1,350	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B1)	11/15/26	5.625	1,225,125
1,400	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	1,204,000
					2,429,125
Brokerage (0.6%)
1,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB-, B2)	09/15/25	5.750	1,478,700

Building & Construction (0.6%)
1,630	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	1,532,200

Building Materials (5.1%)
900	American Builders & Contractors Supply Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.94)(1)	(B+, B3)	05/15/26	5.875	905,310
350	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	360,500
1,500	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	1,398,750
1,414	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB, B2)	10/01/24	5.500	1,353,905
250	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.38)(1)	(BB, Ba1)	01/15/25	4.750	238,750
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,267,000
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	455,000
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	443,750
575	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/21 @ 102.88)(1)	(BB+, Ba3)	09/15/26	5.750	560,625
2,300	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/2019 @ 104.50)(1)	(B-, Caa1)	08/15/20	12.000	2,325,875
1,810	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	1,816,787
800	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/22 @ 102.50)(1)	(BBB-, Ba2)	02/15/27	5.000	750,000
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB, B3)	06/01/25	5.125	941,250
150	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	146,400
500	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba2)	06/01/27	4.875	509,550
					13,473,452
Cable & Satellite TV (3.1%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B2)	05/15/26	7.500	760,000
475	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	458,964
500	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	515,000
500	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/19 @ 102.88)(1)	(BB, B2)	06/15/22	5.750	509,375
550	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB-, Ba3)	02/01/28	5.375	530,062
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba3)	10/15/25	6.625	314,625
200	CSC Holdings LLC, Rule 144A, Senior Secured Notes (Callable 02/11/19 @ 104.03)(1)	(BB-, Ba3)	07/15/23	5.375	202,690

900	CSC Holdings LLC, Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB-, Ba3)	05/15/26	5.500	893,250
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B3)	10/15/25	10.875	289,953

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$1,425	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/19 @ 105.16)(1)	(B, B3)	08/15/23	6.875	$1,474,875
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,330,000
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	454,085
500	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	473,750
					8,206,629
Chemicals (3.8%)
1,250	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 06/01/19 @ 102.00)(1),(2)	(CCC+, Caa1)	06/01/23	8.750	1,215,625
1,025	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	974,160
900	HB Fuller Co., Global Senior Unsecured Notes (Callable 11/15/26 @ 100.00)	(BB, B2)	02/15/27	4.000	778,500
1,900	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,743,250
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	930,000
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(BB-, B2)	11/15/22	6.750	262,625
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(3),(4),(5)	(NR, NR)	05/01/19	9.000	706
750	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1)	(B-, Caa1)	10/01/26	8.000	750,000
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	910,300
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B-, B3)	04/15/26	6.500	659,063
1,695	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	1,411,087
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	305,250
					9,940,566
Diversified Capital Goods (1.1%)
1,100	Anixter, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/25 @ 100.00)(1)	(BB, Ba3)	12/01/25	6.000	1,130,250
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	349,125
610	Resideo Funding, Inc. Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 104.59)(1)	(BB+, B1)	11/01/26	6.125	629,825
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	761,535
					2,870,735
Electronics (0.9%)
1,500	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	1,462,500
1,000	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,010,000
					2,472,500
Energy - Exploration & Production (0.5%)
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, B3)	11/01/23	9.750	1,221,875

Food - Wholesale (1.1%)
900	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	869,625
2,000	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(BB, B2)	06/15/24	5.875	2,042,080
					2,911,705
Gaming (1.5%)
1,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	1,445,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gaming
$1,400	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	$1,449,000
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	473,760
700	MGP Finance Co-Issuer, Inc. Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BB-, B1)	02/01/27	5.750	706,895
					4,075,280
Gas Distribution (0.9%)
500	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	494,375
500	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	460,938
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	712,500
650	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	658,125
					2,325,938
Health Facilities (0.3%)
500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	512,970
250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	235,127
					748,097
Health Services (1.9%)
1,500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	1,492,500
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba3)	06/01/25	5.250	879,750
1,300	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	1,313,000
1,250	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 101.00)(1),(2)	(CCC+, Caa2)	11/01/21	8.125	1,250,000
					4,935,250
Hotels (0.7%)
2,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	1,982,200

Insurance Brokerage (1.5%)
250	Acrisure Finance, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/21 @ 104.06)(1)	(B, B2)	02/15/24	8.125	254,844
1,700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,487,500
400	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 02/11/19 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	408,000
1,300	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	1,264,250
675	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	644,625
					4,059,219
Investments & Misc. Financial Services (1.3%)
2,200	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	2,233,000
1,250	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	1,271,875
					3,504,875
Machinery (0.7%)
1,450	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(B+, B1)	12/15/25	4.875	1,406,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Machinery
$500	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	$484,375
					1,890,875
Managed Care (0.1%)
370	WellCare Health Plans, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BB, Ba2)	08/15/26	5.375	377,400

Media - Diversified (0.3%)
650	National CineMedia LLC, Global Senior Secured Notes (Callable 03/04/19 @ 102.00)	(B+, Ba3)	04/15/22	6.000	658,125
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	226,250
					884,375
Media Content (0.9%)
750	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	797,385
1,500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	1,477,500
					2,274,885
Metals & Mining - Excluding Steel (1.7%)
1,300	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB-, Ba2)	01/15/24	4.875	1,254,500
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	455,000
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 103.25)(1)	(B, NR)	03/01/24	6.500	918,750
1,950	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1),(4)	(B, B3)	06/15/22	8.750	1,740,375
					4,368,625
Oil Field Equipment & Services (1.6%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 03/04/19 @ 103.13)	(B, B3)	05/01/22	6.250	470,000
300	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/04/19 @ 101.81)(1)	(B-, B3)	05/15/21	7.250	240,000
400	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(B-, B3)	04/01/22	9.875	312,000
414	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 03/01/19 @ 100.00)(2)	(NR, NR)	02/04/20	8.400	149,025
1,465	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/04/19 @ 103.06)	(CCC, Caa2)	03/15/22	6.125	893,650
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B2)	02/15/25	8.250	1,822,500
225	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, B3)	02/15/25	6.625	227,531
					4,114,706
Oil Refining & Marketing (0.2%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 03/04/19 @ 102.17)	(BB-, B1)	11/01/22	6.500	403,000

Packaging (2.6%)
1,300	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,267,500
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	751,875
975	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	957,937
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	1,410,000
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 03/15/20 @ 102.38)	(BB-, Ba3)	03/15/25	4.750	458,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging
$2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	$1,953,469
					6,799,156
Personal & Household Products (0.8%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CC, Caa3)	03/15/25	8.875	326,250
930	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	881,175
960	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/19 @ 104.78)(1)	(B, Caa1)	03/01/24	6.375	960,000
					2,167,425
Pharmaceuticals (1.2%)
425	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/19 @ 102.94)(1)	(B-, B3)	05/15/23	5.875	417,562
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, B3)	12/15/25	9.000	535,000
750	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(1)	(BB-, Ba2)	11/01/25	5.500	748,125
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(CCC+, B3)	02/01/25	6.000	155,500
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B1)	12/15/24	4.375	1,191,950
					3,048,137
Real Estate Development & Management (0.2%)
600	Newmark Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 100.00)(1)	(BB+, NR)	11/15/23	6.125	599,209

Real Estate Investment Trusts (1.0%)
1,250	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, Ba3)	04/01/22	6.000	1,250,000
250	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, Ba3)	09/15/20	4.625	248,750
250	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	246,750
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	506,250
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba3)	03/15/25	4.750	481,250
					2,733,000
Recreation & Travel (1.7%)
1,025	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B2)	05/01/25	7.250	1,083,937
1,500	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	1,496,250
600	Merlin Entertainments PLC, Rule 144A, Senior Unsecured Notes (Callable 03/17/26 @ 100.00)(1)	(BB, Ba2)	06/15/26	5.750	614,250
1,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	1,240,625
					4,435,062
Restaurants (0.9%)
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	1,323,300
1,100	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3)	10/15/25	5.000	1,064,250
					2,387,550
Software - Services (1.8%)
1,125	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,096,875
383	Epicor Software Corp., Rule 144A, Secured Notes (Callable 03/04/19 @ 102.00), LIBOR 3M + 7.250%(1),(5),(6),(7)	(NR, NR)	06/30/23	10.050	375,340
750	First Data Corp., Rule 144A, Secured Notes (Callable 02/11/19 @ 102.88)(1)	(B+, B2)	01/15/24	5.750	773,906
550	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 101.78)(1),(2)	(CCC, Caa2)	05/01/21	7.125	556,188

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services
$1,750	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	$1,907,465
					4,709,774
Specialty Retail (1.2%)
1,400	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,356,250
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	490,625
1,500	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B, B1)	05/01/25	7.500	1,434,375
					3,281,250
Steel Producers/Products (0.4%)
750	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	684,375
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	320,250
					1,004,625
Support - Services (3.3%)
548	AECOM, Global Company Guaranteed Notes (Callable 12/15/26 @ 100.00)	(BB-, Ba3)	03/15/27	5.125	519,230
650	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	658,938
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	427,500
775	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	773,062
1,541	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,492,582
1,500	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	1,447,950
850	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB, Ba3)	10/15/25	4.625	817,700
750	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 12/15/21 @ 103.25)	(BB, Ba3)	12/15/26	6.500	780,000
1,870	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(B+, Wr)	05/01/25	7.875	1,701,924
200	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	196,310
					8,815,196
Tech Hardware & Equipment (0.6%)
1,000	CDW Finance Corp., Company Guaranteed Notes (Callable 06/01/24 @ 100.00)	(BB-, Ba2)	12/01/24	5.500	1,039,500
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, B1)	03/15/27	5.000	641,175
					1,680,675
Telecom - Wireless (0.6%)
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB+, Ba2)	02/01/26	4.500	244,688
1,300	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	1,251,250
					1,495,938
Telecom - Wireline Integrated & Services (0.8%)
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	201,000
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC, Caa1)	12/31/24	7.875	995,625
1,100	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,034,000
					2,230,625
Theaters & Entertainment (1.4%)
750	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(B-, B3)	05/15/27	6.125	671,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment
$750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 03/04/19 @ 104.50)(1)	(BB-, Ba2)	06/15/23	6.000	$765,938
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 03/04/19 @ 102.44)	(BB, B2)	06/01/23	4.875	1,666,407
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	493,750
					3,597,345
Transport Infrastructure/Services (0.3%)
1,000	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 03/04/19 @ 104.22)(1)	(B, Caa1)	08/15/22	11.250	700,000
TOTAL CORPORATE BONDS (Cost $138,202,586)					133,540,804

BANK LOANS (38.8%)
Aerospace & Defense (0.4%)
1,000	TransDigm, Inc., LIBOR 1M + 2.500%(6)	(B+, Ba3)	06/09/23	4.999	980,625

Auto Parts & Equipment (1.1%)
979	Dayco Products LLC, LIBOR 3M + 4.250%(6),(7)	(B, B2)	05/19/23	6.957	957,436
1,078	L&W, Inc., LIBOR 1M + 4.000%(6)	(B+, B2)	05/22/25	6.271	1,071,180
985	Superior Industries International, Inc., LIBOR 1M + 4.000%(6)	(B, B1)	05/22/24	6.499	973,491
					3,002,107
Automakers (0.1%)
323	Wand Intermediate I LP, LIBOR 1M + 3.500%(6)	(B, B1)	01/15/26	6.014	323,164

Building & Construction (0.2%)
427	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(6)	(BB, B2)	10/29/24	5.260	422,568

Building Materials (1.4%)
597	Airxcel, Inc., LIBOR 1M + 4.500%(4),(6)	(B, B3)	04/28/25	6.999	559,687
576	Fastener Acquisition, Inc., LIBOR 1M + 4.250%(6)	(B+, B2)	03/28/25	6.923	564,137
461	Fastener Acquisition, Inc., LIBOR 3M + 8.750%(4),(6)	(CCC+, Caa2)	03/30/26	11.553	426,661
759	Foundation Building Materials Holding, Co. LLC, LIBOR 1M + 3.250%(6),(7)	(B+, B3)	08/13/25	5.749	726,777
497	Henry Co. LLC, LIBOR 1M + 4.000%(6)	(B, B2)	10/05/23	6.499	489,224
1,006	Priso Acquisition Corp., LIBOR 1M + 3.000%(6)	(B+, B2)	05/08/22	5.499	977,218
					3,743,704
Cable & Satellite TV (0.2%)
494	Altice Financing S.A., LIBOR 1M + 2.750%(6)	(B+, B2)	01/31/26	5.253	459,392

Chemicals (3.2%)
418	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(6)	(B, B1)	09/13/23	5.956	412,878
315	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(6)	(B, B1)	09/13/23	5.956	311,058
429	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(6)	(CCC, Caa2)	09/06/22	10.029	364,055
877	Minerals Technologies, Inc.(7)	(BB+, Ba2)	05/09/21	4.750	870,092
746	PMHC II, Inc., LIBOR 1M + 3.500%(6)	(B-, B3)	03/31/25	6.151	715,458
1,250	Polar US Borrower LLC, LIBOR 3M + 4.750%(6)	(B, B2)	10/15/25	7.537	1,240,625
941	Preferred Proppants LLC, LIBOR 3M + 9.750%(3),(4),(6),(7)	(NR, NR)	07/27/20	10.553	188,223
450	Tronox Blocked Borrower LLC, LIBOR 1M + 3.000%(6)	(BB-, Ba3)	09/23/24	5.499	445,390
1,040	Tronox Finance LLC, LIBOR 1M + 3.000%(6)	(BB-, Ba3)	09/23/24	5.499	1,027,824
743	Vantage Specialty Chemicals, Inc., LIBOR 1M + 3.500%(6)	(B-, B3)	10/28/24	5.999	730,434
205	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(4),(6)	(CCC, Caa2)	10/27/25	10.884	198,657
497	Venator Materials Corp., LIBOR 1M + 3.000%(6),(7)	(BB, Ba3)	08/08/24	5.499	490,641
1,485	Zep, Inc., LIBOR 3M + 4.000%(6)	(CCC+, B2)	08/12/24	6.803	1,316,688
					8,312,023
Diversified Capital Goods (1.9%)
952	Callaway Golf Co., LIBOR 1M + 4.500%(6)	(BB-, Ba3)	12/14/25	7.007	960,714
1,027	Cortes NP Acquisition Corp., LIBOR 3M + 4.000%(6)	(B, B1)	11/30/23	6.707	959,868
594	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(6)	(BB-, B2)	12/31/21	5.500	586,170
983	Dynacast International LLC, LIBOR 3M + 3.250%(6)	(B, B2)	01/28/22	5.772	969,263
495	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(6)	(B, B1)	06/28/24	6.303	491,290
487	Horizon Global Corp., LIBOR 3M + 6.000%(6)	(CCC, Caa1)	06/30/21	8.803	473,622

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Diversified Capital Goods
$659	Thermon Industries, Inc., LIBOR 1M + 3.750%(6)	(B+, B2)	10/24/24	6.270	$658,500
					5,099,427
Electronics (1.8%)
648	AI Ladder (Luxembourg) Subco Sarl, LIBOR 3M + 4.500%(6)	(B, B2)	07/09/25	7.235	639,415
494	CPI International, Inc., LIBOR 1M + 3.500%(6)	(B, B2)	07/26/24	6.002	484,492
500	CPI International, Inc., LIBOR 1M + 7.250%(6),(7)	(CCC+, Caa2)	07/26/25	9.752	492,500
556	Lumentum Holdings, LIBOR 1M + 2.500%(6),(7)	(BB, Ba2)	12/10/25	4.999	548,611
792	Microchip Technology, Inc., LIBOR 1M + 2.000%(6)	(BB+, Baa3)	05/29/25	4.500	781,406
983	Oberthur Technologies S.A., LIBOR 3M + 3.750%(6)	(B-, B2)	01/10/24	6.553	965,297
312	Seattle Spinco, Inc., LIBOR 1M + 2.500%(6)	(BB-, B1)	06/21/24	4.999	302,256
434	Tempo Acquisition LLC, LIBOR 1M + 3.000%(6)	(B, B1)	05/01/24	5.499	427,234
					4,641,211
Energy - Exploration & Production (0.2%)
783	PES Holdings LLC, LIBOR 3M + 0.500%(6),(7)	(B-, B2)	12/31/22	10.293	593,272

Food - Wholesale (0.4%)
494	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(6)	(B, B2)	12/13/23	5.749	469,680
750	United Natural Foods, Inc., LIBOR 1M + 4.250%(6)	(B+, B2)	10/22/25	6.749	646,500
					1,116,180
Gaming (0.9%)
1,496	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(6)	(BB, Ba3)	12/22/24	5.249	1,478,087
988	CBAC Borrower LLC, LIBOR 1M + 4.000%(6)	(B, B3)	07/05/24	6.499	980,405
					2,458,492
Gas Distribution (0.6%)
360	BCP Renaissance Parent LLC, LIBOR 3M + 3.500% (6)	(B+, B1)	10/31/24	6.244	357,528
398	Messer Industries GmBH(6),(8)	(BB-, B1)	10/01/25	2.500	389,755
776	Traverse Midstream Partners LLC, LIBOR 6M + 4.000%(6)	(B+, B2)	09/27/24	6.600	774,441
					1,521,724
Health Facilities (1.1%)
1,738	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(6),(7)	(B, B1)	02/22/24	8.063	1,728,915
163	Western Dental Services, Inc., LIBOR 1M + 4.500%(6)	(B-, B3)	06/23/23	6.999	157,907
1,111	Western Dental Services, Inc., LIBOR 1M + 5.250%(6)	(B-, B3)	06/30/23	7.749	1,081,468
					2,968,290
Health Services (0.6%)
1,000	Auris Luxembourg III Sarl(8)	(B+, B2)	07/20/25	3.750	996,875
404	Carestream Health, Inc., LIBOR 1M + 5.750%(6)	(B, B1)	02/28/21	8.249	394,830
130	Valitas Health Services, Inc., LIBOR 3M + 12.000%(4),(5),(6),(7)	(NR, NR)	12/31/19	14.604	116,596
155	Valitas Health Services, Inc., LIBOR 3M + 12.000%(4),(5),(6),(7)	(NR, NR)	12/31/19	14.780	139,916
					1,648,217
Insurance Brokerage (1.6%)
1,067	Acrisure LLC, LIBOR 1M + 4.250%(6)	(B, B2)	11/22/23	6.749	1,049,786
1,440	Alliant Holdings I, Inc., LIBOR 1M + 2.750%(6)	(B, B2)	05/09/25	5.258	1,388,736
678	AssuredPartners, Inc., LIBOR 1M + 3.250%(6)	(B, B2)	10/22/24	5.749	658,699
1,303	NFP Corp., LIBOR 1M + 3.000%(6)	(B, B2)	01/08/24	5.499	1,255,770
					4,352,991
Investments & Misc. Financial Services (1.7%)
629	Altisource Solutions Sarl, LIBOR 3M + 4.000%(6)	(B+, B3)	04/03/24	6.803	614,214
853	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(6)	(BB, Ba3)	04/17/25	4.999	841,165
563	Ditech Holding Corp., LIBOR 1M + 6.000%(6)	(CC, Caa2)	06/30/22	8.499	382,602
433	Focus Financial Partners LLC, LIBOR 1M + 2.500%(6)	(BB-, Ba3)	07/03/24	4.999	428,047
625	Fortress Investment Group LLC, LIBOR 1M + 2.000%(6)	(BB, Baa3)	12/27/22	4.499	618,940
983	Liquidnet Holdings, Inc., LIBOR 1M + 3.250%(6),(7)	(B+, Ba3)	07/15/24	5.749	975,441
634	VFH Parent LLC(6),(8)	(B+, Ba3)	01/30/26	3.500	633,707
					4,494,116
Machinery (1.1%)
931	Cohu, Inc., LIBOR 3M + 3.000%(6)	(BB-, B1)	09/20/25	5.813	919,363
294	CPM Holdings, Inc., LIBOR 1M + 3.750%(6)	(B, B2)	11/15/25	6.249	289,296
247	CPM Holdings, Inc., LIBOR 1M + 8.250%(4),(6)	(B-, Caa2)	11/15/26	10.749	245,581

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Machinery
$411	LTI Holdings, Inc., LIBOR 1M + 6.750%(6)	(CCC+, Caa2)	09/06/26	9.249	$384,714
229	LTI Holdings, Inc., LIBOR 1M + 3.500%(6)	(B-, B2)	09/06/25	5.999	222,255
739	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(6)	(B+, B1)	06/27/24	5.249	731,669
					2,792,878
Media - Diversified (0.1%)
250	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(6)	(CCC+, Caa1)	10/19/26	9.499	245,625

Media Content (0.4%)
1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(6),(9)	(CCC+, Caa2)	06/30/22	8.250	1,153,043

Medical Products (0.8%)
1,070	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(6)	(B-, B2)	06/15/23	7.519	1,036,510
942	Avantor, Inc., LIBOR 3M + 3.750%(6)	(B, B2)	11/21/24	6.572	940,326
223	MedPlast Holdings, Inc., LIBOR 3M + 3.750%(6)	(B, B1)	07/02/25	6.553	223,059
					2,199,895
Metals & Mining - Excluding Steel (0.5%)
1,219	GrafTech Finance, Inc., LIBOR 1M + 3.500%(6)	(B+, B1)	02/12/25	5.999	1,198,945
221	Noranda Aluminum Acquisition Corp., Prime + 3.500%(3),(6)	(NR, NR)	02/28/19	8.750	830
					1,199,775
Non - Electric Utilities (0.4%)
739	BCP Raptor LLC, LIBOR 2M + 4.250%(6)	(B, B3)	06/24/24	6.869	707,722
495	Medallion Midland Acquisition LLC, LIBOR 1M + 3.250%(6)	(B+, B2)	10/30/24	5.749	477,675
					1,185,397
Oil Refining & Marketing (0.7%)
500	EG Finco Ltd., LIBOR 3M + 8.000%(6)	(CCC+, Caa1)	04/20/26	10.813	488,750
1,385	EG Finco Ltd., LIBOR 3M + 4.000%(6)	(B, B2)	02/07/25	6.813	1,341,262
					1,830,012
Packaging (1.0%)
720	Flex Acquisition Co., Inc., LIBOR 1M + 3.000%(6)	(B, B1)	12/29/23	5.520	700,730
830	Proampac PG Borrower LLC, LIBOR 3M + 3.500%(6)	(B, B3)	11/18/23	6.098	808,561
746	Strategic Materials, Inc., LIBOR 3M + 3.750%(4),(6)	(B, B2)	10/25/24	6.291	667,877
500	Strategic Materials, Inc., LIBOR 3M + 7.750%(4),(6)	(CCC+, Caa2)	10/27/25	10.291	422,500
					2,599,668
Personal & Household Products (1.3%)
500	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(6)	(CCC+, Caa1)	09/29/25	10.249	493,125
739	Comfort Holding LLC, LIBOR 1M + 4.750%(6)	(CCC+, Caa1)	02/05/24	7.249	697,794
634	Comfort Holding LLC, LIBOR 1M + 10.000%(4),(6)	(CCC-, Caa3)	02/03/25	12.499	598,866
737	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(6)	(B-, B3)	11/08/23	6.013	632,369
250	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(6)	(CCC, Caa2)	11/08/24	10.514	179,875
864	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(6)	(B-, B2)	11/30/23	6.551	855,780
					3,457,809
Pharmaceuticals (1.0%)
879	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(6)	(BB-, Ba2)	04/29/24	6.750	873,418
977	Explorer Holdings, Inc., LIBOR 3M + 3.750%(6)	(B, B2)	05/02/23	6.553	971,353
724	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 3.000%(6)	(BB-, Ba2)	06/02/25	5.513	717,534
					2,562,305
Real Estate Development & Management (0.9%)
890	Capital Automotive LP, LIBOR 1M + 6.000%(6)	(CCC+, B3)	03/24/25	8.499	889,389
526	Forest City Enterprises LP, LIBOR 1M + 4.000%(6)	(B+, B2)	12/07/25	6.513	526,519
1,000	Hanjin International Corp., LIBOR 3M + 2.500%(6)	(B+, Ba3)	10/18/20	5.013	981,875
					2,397,783
Real Estate Investment Trusts (0.3%)
750	DTZ U.S. Borrower LLC, LIBOR 1M + 3.250%(6)	(BB-, B1)	08/21/25	5.749	737,813

Recreation & Travel (1.0%)
33	Bulldog Purchaser, Inc.(6),(8),(10)	(CCC+, Caa2)	09/04/26	3.875	32,237
217	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(6)	(CCC+, Caa2)	09/04/26	10.249	212,763
38	Bulldog Purchaser, Inc.(6),(8),(10)	(B+, B2)	09/05/25	3.750	37,048

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel
$1,458	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(6)	(B+, B2)	08/22/25	6.249	$1,422,406
1,048	Hornblower Sub, LLC, LIBOR 3M + 4.500%(6),(7)	(B+, B2)	04/27/25	7.303	1,036,251
					2,740,705
Restaurants (1.4%)
1,282	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(6)	(B, B2)	06/27/25	5.999	1,249,994
1,410	Golden Nugget, Inc., LIBOR 1M + 2.750%(6)	(B+, Ba3)	10/04/23	5.253	1,390,276
296	K-Mac Holdings Corp., LIBOR 1M + 6.750%(6)	(CCC, Caa2)	03/16/26	9.269	289,334
748	Miller’s Ale House, Inc., LIBOR 1M + 4.750%(6),(7)	(B-, B3)	05/26/25	7.253	736,899
					3,666,503
Software - Services (3.7%)
1,067	Air Newco LLC, LIBOR 1M + 4.750%(6)	(B-, B3)	05/31/24	7.271	1,064,722
750	Compuware Corp., LIBOR 1M + 3.500%(6)	(B, B1)	08/22/25	6.002	750,472
987	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(6)	(B, B2)	04/26/24	5.500	964,480
972	Epicor Software Corp., LIBOR 1M + 3.250%(6)	(B-, B2)	06/01/22	5.750	953,089
1,285	Flexera Software LLC, LIBOR 1M + 7.250%(6)	(CCC+, Caa1)	02/26/26	9.750	1,274,370
744	Hyland Software, Inc., LIBOR 1M + 7.000%(6)	(CCC, Caa1)	07/07/25	9.499	739,908
250	Hyland Software, Inc., LIBOR 1M + 3.500%(6)	(B-, B1)	07/01/24	5.999	247,455
487	Kronos, Inc., LIBOR 3M + 3.000%(6)	(B, B2)	11/01/23	5.541	477,837
728	MA FinanceCo. LLC, LIBOR 1M + 2.250%(6)	(BB-, B1)	11/19/21	4.749	717,316
46	MA FinanceCo. LLC, LIBOR 1M + 2.500%(6)	(BB-, B1)	06/21/24	4.999	44,757
387	Newport Group, Inc., LIBOR 3M + 3.750%(6)	(B, B2)	09/13/25	6.538	381,283
698	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(6)	(B-, B2)	02/09/24	5.999	689,666
257	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.250%(6)	(BB, Ba3)	04/16/25	4.749	252,286
668	SS&C Technologies, Inc., LIBOR 1M + 2.250%(6)	(BB, Ba3)	04/16/25	4.749	655,914
500	TigerLuxOne Sarl, LIBOR 3M + 8.250%(6)	(CCC+, Caa1)	02/16/25	11.053	500,625
					9,714,180
Specialty Retail (0.3%)
688	Champ Acquisition Corp., LIBOR 2M + 5.500%(6)	(B, B1)	12/12/25	8.134	685,976

Steel Producers/Products (1.1%)
1,260	Atkore International, Inc., LIBOR 3M + 2.750%(6)	(BB-, B2)	12/22/23	5.560	1,230,895
1,814	Zekelman Industries, Inc., LIBOR 2M + 2.250%(6)	(BB-, B1)	06/14/21	4.862	1,783,820
					3,014,715
Support - Services (2.5%)
1,481	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(6)	(B, B3)	06/21/24	6.957	1,422,167
1,447	Change Healthcare Holdings LLC, LIBOR 1M + 2.750%(6)	(B+, B1)	03/01/24	5.249	1,418,620
710	Long Term Care Group, Inc., LIBOR 1M + 5.000%(6),(7)	(B, B3)	06/06/20	7.499	700,772
744	PT Intermediate Holdings III LLC, LIBOR 3M + 4.000%(6)	(B-, B3)	12/07/24	6.803	731,335
987	SAI Global Holdings II Pvt., Ltd., LIBOR 3M + 4.500%(4),(6)	(CCC+, Caa1)	12/20/23	7.206	849,217
725	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(6)	(B, B2)	12/31/25	5.749	708,029
326	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(4),(6),(7)	(C, Caa3)	11/14/19	13.500	112,522
247	United Rentals, Inc., LIBOR 1M + 1.750%(6)	(BBB-, Baa3)	10/31/25	4.249	246,374
327	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(6)	(CCC+, Caa2)	08/25/25	10.249	317,455
					6,506,491
Telecom - Wireline Integrated & Services (1.3%)
1,000	Level 3 Financing, Inc., LIBOR 1M + 2.250%(6)	(BBB-, Ba1)	02/22/24	4.756	984,220
1,240	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(6)	(B, B2)	11/15/24	5.499	1,224,339
421	Triton Solar U.S. Acquisition Co., LIBOR 1M + 6.000%(6)	(B+, B2)	10/11/24	8.500	392,131
464	TVC Albany, Inc., LIBOR 1M + 3.500%(6)	(B-, B2)	07/23/25	6.000	458,415
438	TVC Albany, Inc., LIBOR 1M + 7.500%(4),(6)	(CCC, Caa2)	08/15/26	10.000	426,562
					3,485,667
Theaters & Entertainment (1.0%)
1,204	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(6)	(B-, B2)	07/03/26	7.000	1,165,094
1,494	Technicolor S.A., LIBOR 3M + 2.750%(6)	(B+, B2)	12/06/23	5.457	1,351,769
					2,516,863
Trucking & Delivery (0.6%)
584	International Seaways, Inc., LIBOR 1M + 6.000%(6),(7)	(B+, B3)	06/22/22	8.500	576,967

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Trucking & Delivery
$913	Navios Maritime Partners LP, LIBOR 3M + 5.000%(6)	(BB-, B2)	09/14/20	7.780	$907,939
					1,484,906
TOTAL BANK LOANS (Cost $105,845,514)					102,315,512

ASSET BACKED SECURITIES (5.0%)
Collateralized Debt Obligations (5.0%)
750	BlueMountain Fuji U.S. Clo III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(6)	(BB-, NR)	01/15/30	7.987	691,660
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(6)	(BB-, NR)	07/27/31	8.165	698,315
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(6)	(NR, B1)	04/27/27	8.915	454,518
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(4),(6),(8),(11)	(NR, NR)	07/20/31	0.000	403,751
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(6)	(BB-, NR)	01/18/31	8.630	713,093
750	Dryden 55 CLO Ltd., 2018-55A, Rule 144A, LIBOR 3M + 2.850%(1),(6)	(BBB-, NR)	04/15/31	5.637	727,254
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(6)	(NR, Ba3)	01/18/31	8.180	700,881
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(6)	(BB-, NR)	01/27/31	8.621	712,891
750	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(6)	(BB-, NR)	04/26/31	8.515	707,926
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(4),(6),(8),(11)	(NR, NR)	07/25/27	0.000	247,471
500	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(6)	(BB, NR)	01/20/25	7.511	494,004
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(6)	(NR, Ba3)	04/15/29	8.867	721,630
500	KKR Financial CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(6)	(NR, Ba3)	10/16/30	8.279	462,923
500	KKR Financial CLO Ltd.,13ER, Rule 144A, LIBOR 3M + 4.950%(1),(6)	(NR, Ba3)	01/16/28	7.729	461,412
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(6)	(NR, Baa3)	07/17/28	5.743	491,088
500	Symphony CLO XIV Ltd., 2014-14A, Rule 144A, LIBOR 3M + 3.600%(1),(6)	(NR, Baa2)	07/14/26	6.397	500,131
750	Symphony Credit Opportunities Fund, Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(6)	(NR, Baa3)	07/15/28	5.847	748,147
500	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(6)	(NR, Baa3)	10/22/31	6.000	497,034
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(6)	(NR, Ba3)	07/20/30	8.911	484,053
500	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(6)	(NR, Ba3)	07/20/28	9.511	497,774
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(6)	(NR, Ba3)	01/20/29	9.761	495,062
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(6)	(NR, Ba3)	06/20/29	8.542	701,795
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(6)	(BBB-, NR)	07/14/31	6.147	491,814
TOTAL ASSET BACKED SECURITIES (Cost $13,854,052)					13,104,627

Number of Shares

COMMON STOCKS (0.5%)
Auto Parts & Equipment (0.1%)
23,014	UCI International, Inc.(4),(5),(7),(12)				431,513

Building & Construction (0.0%)
2	White Forest Resources, Inc.(4),(5),(7),(12)				7

Building Materials (0.1%)
2,935	Euramax International, Inc.				246,532

Energy - Exploration & Production (0.1%)
54,344	Independence Contract Drilling, Inc.(12)				141,251
37,190	PES Energy, Inc.(12)				148,760
					290,011
Health Services (0.0%)
19,755	Valitas Health Services, Inc.(5),(7),(12)				35,559

Metals & Mining - Excluding Steel (0.2%)
800,000	Taseko Mines Ltd.(12)				462,955

Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(5),(7),(12)				1
8	Sprint Industrial Holdings LLC, Class H(4),(5),(7),(12)				—

Number of Shares		Value

COMMON STOCKS (continued)
Support - Services
19	Sprint Industrial Holdings LLC, Class I(4),(5),(7),(12)	$—
		1
TOTAL COMMON STOCKS (Cost $2,225,059)		1,466,578

TOTAL INVESTMENTS AT VALUE (94.9%) (Cost $260,127,211)		250,427,521

OTHER ASSETS IN EXCESS OF LIABILITIES (5.1%)		13,324,780

NET ASSETS (100.0%)		$263,752,301

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities amounted to a value of $123,391,284 or 46.8% of net assets.

(2)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(3)	Bond is currently in default.
(4)	Illiquid security (unaudited).
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(6)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2019.
(7)	Security is valued using significant unobservable inputs.
(8)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2019.

(9)	This security is denominated in Euro.
(10)	All or a portion is an unfunded loan commitment.
(11)	Zero-coupon security.
(12)	Non-income producing security.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
CAD	368,000	USD	275,332	10/11/19	Morgan Stanley	$275,332	$281,748	$6,416
USD	896,776	CAD	1,161,000	10/11/19	Morgan Stanley	(896,776)	(888,885)	7,891
USD	2,123,499	EUR	1,784,130	10/11/19	Morgan Stanley	(2,123,499)	(2,090,990)	32,509
								$46,816

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$133,164,758	$376,046		$133,540,804
Bank Loans	—	80,602,070	21,713,442		102,315,512
Asset Backed Securities	—	13,104,627	—		13,104,627
Common Stocks	999,498	—	467,080	(1)	1,466,578	(1)
	$999,498	$226,871,455	$22,556,568	(1)	$250,427,521	(1)
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$46,816	$—		$46,816

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of January 31, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks		Total
Balance as of October 31, 2018	$388,712	$14,704,079	$1,152,121	(1)	$16,244,912 (1)
Accrued discounts (premiums)	609	31,492	—		32,101
Purchases	48,322	2,155,026	392,033		2,595,381
Sales	(54,542)	(1,367,655)	—		(1,422,197)
Realized gain (loss)	5,386	230,591	—		235,977
Change in unrealized appreciation (depreciation)	(12,441)	(648,675)	(540,531)		(1,201,647)
Transfers into Level 3	—	7,201,856	—		7,201,856
Transfers out of Level 3	—	(593,272)	(536,543)		(1,129,815)
Balance as of January 31, 2019	$376,046	$21,713,442	467,080	(1)	$22,556,568 (1)

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2019	$(12,441)	$(575,272)	$(411,553)		$(999,266)

(1)   Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Range
	Fair Value	Valuation	Unobservable	(Weighted Average
Asset Class	At 1/31/2019	Technique	Input	per share)

Corporate Bonds	$706	Income Approach	Expected Remaining Distribution	N/A
	$375,340	Vendor Pricing	Single Broker Quote	N/A
Bank Loans	$256,512	Market Approach	Discount for Illiquidity and EBITDA Multiples	N/A
	$21,456,930	Vendor Pricing	Single Broker Quote	$0.20 - $1.01 ($0.93)
Common Stocks	$1	Market Approach/Income Approach	Comparable Bond Price, Discounted Cash Flows	N/A
	$7	Market Approach	Discount for Illiquidity and EBITDA Multiples	N/A
	$35,559	Market Approach	Enterprise Value	N/A
	$431,513	Vendor Pricing	Single Broker Quote	N/A

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2019, there were no transfers between Level 1 and Level 2, but there was $536,543 transferred from Level 3 to Level 1 as a result of the availability of a pricing source supported by quoted prices in active markets, $593,272 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs and $7,201,856 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%(1)	Value

UNITED STATES TREASURY OBLIGATIONS (51.1%)
$25,000	United States Treasury Bills	(AA+, Aaa)	03/28/19	2.191	$24,909,288
40,000	United States Treasury Bills	(AA+, Aaa)	04/25/19	2.236	39,784,661
85,000	United States Treasury Bills	(AA+, Aaa)	06/20/19	2.251	84,219,718

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $148,971,177)					148,913,667

TOTAL INVESTMENTS AT VALUE (51.1%) (Cost $148,971,177)					148,913,667

OTHER ASSETS IN EXCESS OF LIABILITIES (48.9%)					142,351,798

NET ASSETS (100.0%)					$291,265,465

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody’s) are unaudited.
(1)	Securities are zero coupon. Rate presented is yield to maturity as of January 31, 2019.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Mar 2019	125	$175,376,734	$714,659
10YR U.S. Treasury Note Futures	USD	Mar 2019	796	97,485,125	1,182,355
German EURO Bund Futures	EUR	Mar 2019	426	80,981,735	1,492,243
Long Gilt Futures	GBP	Mar 2019	449	72,961,407	768,844
					$4,158,101

Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2019	(544)	(39,548,800)	$(858,644)
CAD Currency Futures	USD	Mar 2019	(433)	(33,014,085)	(476,973)
EUR Currency Futures	USD	Mar 2019	(294)	(42,212,887)	(124,061)
GBP Currency Futures	USD	Mar 2019	(28)	(2,299,675)	(81,524)
JPY Currency Futures	USD	Mar 2019	(85)	(9,791,469)	(62,786)
					$(1,603,988)
Index Contracts
Hang Seng Index Futures	HKD	Feb 2019	(11)	(1,966,464)	$(35,539)
EURO Stoxx 50 Index Futures	EUR	Mar 2019	(512)	(18,517,816)	(764,224)
FTSE 100 Index Futures	GBP	Mar 2019	(277)	(25,151,310)	(938,276)
Nikkei 225 Index Futures OSE	JPY	Mar 2019	(78)	(14,871,818)	454,744
S&P 500 E Mini Index Futures	USD	Mar 2019	(135)	(18,255,375)	(1,012,568)
					$(2,295,863)
					$258,250

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$4,089,794	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	$—	$—	$140,336
USD	1,447,390	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	(41,525)
USD	1,259,324	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	—	—	17,934
USD	4,826,301	05/16/19	Goldman Sachs	0.20%	Bloomberg Energy Index	—	—	120,210
USD	2,562,259	05/16/19	Goldman Sachs	0.20%	Bloomberg Energy Index	—	—	(45,416)
USD	1,541,004	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	—	—	(28,420)
USD	4,660,991	05/16/19	Goldman Sachs	0.20%	Bloomberg Agriculture Index	—	—	(76,464)
USD	1,566,015	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	41,969
USD	2,918,724	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	61,845
USD	2,846,437	05/16/19	Goldman Sachs	0.20%	Bloomberg Industrial Metals Index	—	—	(8,437)
USD	6,139,951	05/16/19	Goldman Sachs	Bloomberg Precious Metals Index	0.20%	—	—	47,818
USD	4,453,986	05/16/19	Goldman Sachs	Bloomberg Precious Metals Index	0.20%	—	—	0
USD	3,837,890	05/19/19	Goldman Sachs	Bloomberg Precious Metals Index	0.20%	—	—	79,605
								$309,455

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$148,913,667	$—	$148,913,667
	$—	$148,913,667	$—	$148,913,667
Other Financial Instruments*
Futures Contracts	$4,612,845	$—	$—	$4,612,845
Swap Contracts**	—	509,717	—	509,717

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$4,354,595	$—	$—	$4,354,595
Swap Contracts**	—	200,262	—	200,262

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended January 31, 2019, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2019 (unaudited)

	Number of Shares	Value
LONG POSITIONS (25.5%)
COMMON STOCKS (25.4%)
BELGIUM (0.5%)
Insurance (0.5%)
Ageas	4,302	$200,525

CANADA (2.7%)
Auto Components (0.5%)
Magna International, Inc.	4,532	239,972

Chemicals (0.5%)
Methanex Corp.	3,699	201,666

Metals & Mining - Excluding Steel (0.6%)
Thomson Reuters Corp.	5,023	262,796

Paper & Forest Products (0.6%)
West Fraser Timber Co. Ltd.	4,282	255,199

Real Estate Investment Trust (0.5%)
RioCan Real Estate Investment Trust	11,994	227,679
		1,187,312
DENMARK (2.5%)
Banks (0.5%)
Danske Bank AS	10,390	192,958

Chemicals (0.4%)
Novozymes AS, Class B	4,428	185,608

Electrical Equipment (0.6%)
Vestas Wind Systems AS	3,055	253,138

Healthcare Equipment & Supplies (0.5%)
William Demant Holding AS(1)	7,079	224,163

Pharmaceuticals (0.5%)
Novo Nordisk AS, Class B	4,923	231,271
		1,087,138
FINLAND (0.5%)
Computers & Peripherals (0.5%)
Nokia Oyj	37,264	236,007

FRANCE (0.5%)
Electrical Equipment (0.5%)
Schneider Electric SE	2,976	212,185

GERMANY (3.0%)
Electrical Equipment (0.5%)
OSRAM Licht AG	5,697	243,022

Insurance (1.0%)
Allianz SE, Reg S(2)	1,006	213,977
Muenchener Rueckversicherungs-Gesellschaft AG, Reg S(2)	992	221,926
		435,903
Machinery (0.5%)
GEA Group AG	7,221	199,438

Multi-Utilities (0.5%)
Innogy SE(3)	4,763	226,225

Textiles, Apparel & Luxury Goods (0.5%)
Adidas AG	930	221,836
		1,326,424
IRELAND (0.4%)
Hotels, Restaurants & Leisure (0.4%)
Paddy Power Betfair PLC	2,343	191,858

JERSEY (0.6%)
Trading Companies & Distributors (0.6%)
Ferguson PLC	3,521	236,469

NETHERLANDS (3.1%)
Food & Staples Retailing (0.5%)
Koninklijke Ahold Delhaize NV	8,332	220,062

Media (0.5%)
Wolters Kluwer NV	3,641	227,001

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS(continued)
NETHERLANDS
Software (2.1%)
Gemalto NV(1)	15,254	$886,712
		1,333,775
SWEDEN (0.5%)
Tobacco (0.5%)
Swedish Match AB	4,812	215,614

SWITZERLAND (1.5%)
Insurance (0.5%)
Swiss Re AG	2,390	229,755

Pharmaceuticals (0.5%)
Novartis AG, Reg S(2)	2,444	213,868

Professional Services (0.5%)
Adecco Group AG, Reg S(2)	4,449	223,472
		667,095
UNITED KINGDOM (9.6%)
Airlines (0.5%)
International Consolidated Airlines Group S.A.	27,258	230,589

Beverages (0.5%)
Diageo PLC	6,123	234,379

Diversified Financials (0.5%)
Standard Life Aberdeen PLC	66,173	219,409

Food Products (0.5%)
Unilever PLC	4,016	211,596

Hotels, Restaurants & Leisure (0.5%)
Carnival PLC	3,862	219,150

Household Durables (0.6%)
Berkeley Group Holdings PLC	5,108	252,239

Insurance (1.9%)
Aviva PLC	41,366	225,634
Jardine Lloyd Thompson Group PLC	23,359	583,824
		809,458
Internet Software & Services (0.5%)
Auto Trader Group PLC(3)	40,006	240,795

Media (0.5%)
Pearson PLC	18,442	219,899

Metals & Mining - Excluding Steel (0.6%)
Rio Tinto PLC	4,388	243,466

Multiline Retail (0.5%)
Next PLC	3,349	213,617

Real Estate Investment Trusts (1.0%)
Hammerson PLC	40,699	199,551
The British Land Co. PLC	28,858	218,029
		417,580
Software (0.5%)
Micro Focus International PLC	11,724	224,175

Textiles, Apparel & Luxury Goods (0.5%)
Burberry Group PLC	9,502	225,277

Trading Companies & Distributors (0.5%)
Ashtead Group PLC	9,137	232,440
		4,194,069
TOTAL COMMON STOCKS (Cost $10,754,823)		11,088,471

Number of Contracts		Value
LONG POSITIONS (continued)
PURCHASED OPTIONS (0.1%)
Put Purchased Options (0.1%)
140	S&P 500 Index, strike @ $2,490, expires 02/15/19 (Cost $117,021)	$28,350

TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (25.5%) (Cost $10,871,844)		11,116,821

OTHER ASSETS IN EXCESS OF LIABILITIES (74.5%)		32,561,348

NET ASSETS (100.0%)		$43,678,169

(1)	Non-income producing security.
(2)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities amounted to a value of $467,020 or 1.1% of net assets.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
CAD	3,430,340	USD	2,530,087	03/20/19	Morgan Stanley	$2,530,087	$2,614,963	$84,876
CHF	622,501	USD	633,903	03/20/19	Morgan Stanley	633,903	630,128	(3,775)
DKK	9,745,259	USD	1,494,059	03/20/19	Morgan Stanley	1,494,059	1,503,758	9,699
EUR	3,409,446	USD	3,902,352	03/20/19	Goldman Sachs	3,902,352	3,927,013	24,661
GBP	4,243,934	USD	5,372,941	03/20/19	BNP Paribas	5,372,941	5,595,390	222,449
USD	153,270	SEK	1,381,741	03/20/19	Morgan Stanley	(153,270)	(153,266)	4
USD	1,262,294	CHF	1,247,624	03/20/19	Goldman Sachs	(1,262,294)	(1,262,910)	(616)
USD	2,538,848	DKK	16,651,470	03/20/19	Morgan Stanley	(2,538,848)	(2,569,432)	(30,584)
USD	3,638,822	CAD	4,859,466	03/20/19	Morgan Stanley	(3,638,822)	(3,704,390)	(65,568)
USD	7,444,390	EUR	6,543,777	03/20/19	Goldman Sachs	(7,444,390)	(7,537,147)	(92,757)
USD	9,155,618	GBP	7,263,827	03/20/19	BNP Paribas	9,155,618	(9,576,949)	(421,331)
								$(272,942)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	May 2019	53	$2,166,375	$37,330
Corn Futures	USD	May 2019	256	4,931,200	(31,578)
Cotton No. 2 Futures	USD	May 2019	33	1,248,390	3,886
Soyabean Oil Futures	USD	May 2019	153	2,798,064	8,399
Soybean Futures	USD	May 2019	109	5,064,412	(30,074)
Soybean Meal Futures	USD	May 2019	90	2,826,000	(20,199)
Sugar No. 11	USD	May 2019	188	2,697,274	18,225
Wheat Futures	USD	May 2019	144	3,756,600	(18,981)
					$(32,992)
Energy
Gasoline RBOB Futures	USD	May 2019	29	1,947,826	$(12,974)
Light Sweet Crude Oil Futures	USD	May 2019	132	7,168,920	35,752
Natural Gas Futures	USD	May 2019	247	6,846,840	(121,210)
NY Harbor ULSD Future	USD	May 2019	25	1,959,930	(1,931)
					$(100,363)
Industrial Metals
LME Nickel Futures	USD	Mar 2019	78	5,824,962	$668,055

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
LME Nickel Futures	USD	May 2019	34	$2,549,490	$69,148
LME Primary Aluminum Futures	USD	Mar 2019	173	8,267,237	(207,246)
LME Primary Aluminum Futures	USD	May 2019	79	3,783,113	19,729
LME Zinc Futures	USD	Mar 2019	78	5,340,075	460,187
LME Zinc Futures	USD	May 2019	44	2,987,600	38,845
					$1,048,718
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Mar 2019	62	6,036,043	$(1,821)
10YR CAD Bond Futures	CAD	Mar 2019	44	4,611,406	34,746
10YR JGB Mini Futures	JPY	Mar 2019	32	4,491,703	3,125
					$36,050
Precious Metals
Copper Futures	USD	May 2019	94	6,564,725	$121,025
Silver Futures	USD	May 2019	42	3,394,860	45,796
					$166,821
Contracts to Sell
Agriculture
Coffee “C” Futures	USD	Mar 2019	(53)	(2,104,762)	$(38,364)
Corn Futures	USD	Mar 2019	(256)	(4,819,200)	31,635
Cotton No. 2 Futures	USD	Mar 2019	(33)	(1,227,600)	(6,479)
Soybean Futures	USD	Mar 2019	(109)	(4,988,113)	30,064
Soybean Meal Futures	USD	Mar 2019	(90)	(2,790,000)	20,071
Soybean Oil Futures	USD	Mar 2019	(153)	(2,769,606)	(9,919)
Sugar No. 11	USD	Mar 2019	(188)	(2,680,429)	(24,851)
Wheat Futures	USD	Mar 2019	(144)	(3,718,800)	10,307
					$12,464
Energy
Gasoline RBOB Futures	USD	Mar 2019	(29)	(1,677,917)	$6,602
Light Sweet Crude Oil Futures	USD	Mar 2019	(132)	(7,100,280)	(45,428)
Natural Gas Futures	USD	Mar 2019	(247)	(6,950,580)	216,270
NY Harbor ULSD Futures	USD	Mar 2019	(25)	(1,971,270)	1,555
					$178,999
Index Contracts
S&P 500 E Mini Index Futures	USD	Mar 2019	(116)	(15,686,100)	$(589,437)
EURO Stoxx 50 Index Futures	EUR	Mar 2019	(268)	(9,692,919)	(372,306)
					$(961,743)
Industrial Metals
LME Nickel Futures	USD	Mar 2019	(112)	(8,364,048)	$(822,161)
LME Primary Aluminum Futures	USD	Mar 2019	(252)	(12,042,450)	110,841
LME Zinc Futures	USD	Mar 2019	(122)	(8,352,425)	(364,015)
					$(1,075,335)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Mar 2019	(49)	(6,000,969)	$(45,378)
EURO Bund Futures	EUR	Mar 2019	(24)	(4,562,351)	(33,311)
Long Gilt Futures	GBP	Mar 2019	(28)	(4,549,932)	(9,919)
					$(88,608)
Precious Metals
Copper Futures	USD	Mar 2019	(94)	(6,543,575)	$(119,725)
Silver Futures	USD	Mar 2019	(42)	(3,375,120)	(45,859)
					$(165,584)
					$(981,573)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$8,343,548	06/18/19	Barclays Bank PLC	Barclays Hedging Insights Index	0.15%	$—	$—	$(14,411)
USD	8,396,482	01/17/20	Barclays Bank PLC	Barclays WSCV Strategy(a)	0.60%	—	—	(1,643)
USD	5,360,000	06/20/19	BNP Paribas	2.79%	iBoxx $ Liquid High Yield Index	—	—	(279,318)
USD	400,813	06/21/19	BNP Paribas	2.51%	Vanguard FTSE Emerging Market	—	—	(19,201)
USD	3,932,088	12/04/19	BNP Paribas	2.61%	Vanguard FTSE Emerging Market	—	—	(295,463)
USD	4,260,000	12/20/19	BNP Paribas	2.77%	iBoxx $ Liquid High Yield Index	—	—	(81,031)
USD	24,924,065	06/18/19	Deutsche Bank	DB Trend Intraday Equity Index(b)	0.00%	—	—	(580,626)
USD	1,872,000	03/20/19	Goldman Sachs	Markit iBoxx USD Liquid Levera	2.79%	—	—	(20,790)
USD	685,979	04/04/19	Goldman Sachs	2.14%	CME Group, Inc.	—	—	11,908
GBP	1,132,602	04/04/19	Goldman Sachs	NEX Group PLC	1.18%	—	—	97,499
USD	148,957	04/22/19	Goldman Sachs	2.14%	CME Group, Inc.	—	—	2,586
USD	19,874	04/22/19	Goldman Sachs	Connecticut Water Service, Inc.	2.89%	—	—	817
USD	47,319	04/22/19	Goldman Sachs	2.14%	KLA-Tencor Corp.	—	—	(7,139)
USD	116,794	04/22/19	Goldman Sachs	Orbotech Ltd.	2.89%	—	—	8,564
GBP	246,216	04/23/19	Goldman Sachs	NEX Group PLC	1.18%	—	—	21,195
EUR	415,010	04/23/19	Goldman Sachs	Gemalto	0.09%	—	—	(491)
USD	5,819,479	06/18/19	Goldman Sachs	Goldman Sachs RP Equity World Long Short Series 53 Excess Index(c)	0.20%	—	—	(24,819)
USD	126,214	07/01/19	Goldman Sachs	2.14%	KLA-Tencor Corp.	—	—	(19,041)
USD	186,332	07/01/19	Goldman Sachs	MB Financial, Inc.	2.89%	—	—	12,979
GBP	410,709	07/01/19	Goldman Sachs	NEX Group PLC	0.28%	—	—	35,355
USD	248,756	07/01/19	Goldman Sachs	2.14%	CME Group, Inc.	—	—	4,318
USD	311,584	07/01/19	Goldman Sachs	Orbotech Ltd.	2.89%	—	—	22,848
USD	88,748	07/01/19	Goldman Sachs	Connecticut Water Service, Inc.	2.89%	—	—	3,650
USD	162,124	07/01/19	Goldman Sachs	2.14%	Fifth Third Bancorp.	—	—	(12,501)
USD	544,506	08/15/19	Goldman Sachs	Beneficial Bancorp, Inc.	2.89%	—	—	34,148
USD	435,242	08/15/19	Goldman Sachs	2.14%	WSFS Financial Corp.	—	—	(36,345)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$27,000,001	09/20/19	Goldman Sachs	iBoxx $ Liquid High Yield Index	2.79%	$—	$—	$1,019,685
USD	1,800,000	09/20/19	Goldman Sachs	2.81%	Markit iBoxx USD Liquid Levera	—	—	(59,097)
USD	180,520	10/10/19	Goldman Sachs	Access National Corp.	2.89%	—	—	(305)
USD	180,592	10/10/19	Goldman Sachs	2.14%	Union Bankshares Corp.	—	—	(57)
USD	440,777	10/17/19	Goldman Sachs	Esterline Technologies Corp.	2.89%	—	—	5,984
USD	299,629	11/14/19	Goldman Sachs	Finisar Corp.	2.89%	—	—	19,770
USD	99,271	11/14/19	Goldman Sachs	2.14%	II-VI, Inc.	—	—	(18,784)
USD	116,646	11/14/19	Goldman Sachs	Investment Technology Group	2.89%	—	—	581
CHF	364,988	11/15/19	Goldman Sachs	Ceva Logistics AG	1.00%	—	—	1,204
GBP	589,031	11/28/19	Goldman Sachs	BTG PLC	1.18%	—	—	3,669
USD	211,626	11/29/19	Goldman Sachs	2.14%	Center State Bank Corp.	—	—	(20,601)
USD	215,707	11/29/19	Goldman Sachs	National Commerce Corp.	2.89%	—	—	15,351
USD	13,868,562	12/04/19	Goldman Sachs	Goldman Sachs Custom US Equity Buyback Basket(d)	2.89%	—	—	1,069,445
USD	602,813	12/06/19	Goldman Sachs	Tribune Media Co.	2.89%	—	—	4,898
USD	358,475	12/12/19	Goldman Sachs	Nutrisystem, Inc.	2.89%	—	—	(4,726)
USD	43,398	12/12/19	Goldman Sachs	2.14%	Tivity Health, Inc.	—	—	4,554
USD	358,172	01/09/20	Goldman Sachs	Luxoft Holding, Inc.	2.89%	—	—	4,921
EUR	611,479	01/16/20	Goldman Sachs	Amer Sports Oyj	0.08%	—	—	(1,114)
USD	1,397,100	01/22/20	Goldman Sachs	Goldman Sachs Custom US Equity Buyback Basket(d)	2.89%	—	—	41,987
USD	592,517	01/23/20	Goldman Sachs	First Data Corp. Class A	2.89%	—	—	25,853
USD	609,121	01/23/20	Goldman Sachs	2.89%	Finserv, Inc.	—	—	(21,230)
GBP	569,095	01/30/20	Goldman Sachs	RPC Group PLC	1.00%	—	—	21,879
USD	574,747	01/30/20	Goldman Sachs	2.13%	Entegris, Inc.	—	—	8,633
USD	567,395	01/30/20	Goldman Sachs	Versum Material, Inc	1.00%	—	—	(9,153)
USD	1,500,000	03/15/19	JPMorgan Chase	J.P. Morgan EMBI Global Core	1.00%	—	—	(10,882)
USD	1,420,000	03/20/19	JPMorgan Chase	iBoxx $ Liquid High Yield Index	2.79%	—	—	49,237
USD	12,500,000	06/20/19	JPMorgan Chase	2.79%	iBoxx $ Liquid High Yield Index	—	—	(454,655)
USD	292,173	06/24/19	JPMorgan Chase	MB Financial, Inc.	2.86%	—	—	20,351
USD	254,279	06/24/19	JPMorgan Chase	2.11%	Fifth Third Bancorp.	—	—	(19,607)
USD	2,526,262	08/16/19	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	0.60%	—	—	9,672

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$9,162,937	08/16/19	JPMorgan Chase	JPMorgan Helix 2 Index	0.70%	$—	$—	$(64,712)
USD	7,497,854	08/16/19	JPMorgan Chase	JPMorgan Helix 2 Index	0.70%	—	—	(52,953)
USD	5,960,723	08/16/19	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	0.60%	—	—	17,484
USD	24,485,993	08/16/19	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	0.60%	—	—	71,824
USD	1,139,684	08/16/19	JPMorgan Chase	JPMorgan Helix 2 Index	0.70%	—	—	(8,049)
USD	1,660,690	08/16/19	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	0.60%	—	—	4,871
USD	694,487	08/16/19	JPMorgan Chase	JPMorgan Helix 2 Index	0.70%	—	—	(4,905)
USD	4,400,000	09/20/19	JPMorgan Chase	2.81%	iBoxx $ Liquid High Yield Index	—	—	(288,955)
USD	109,690	12/09/19	JPMorgan Chase	Pacific Biosciences of California, Inc.	2.86%	—	—	(5,281)
USD	582,887	12/16/19	JPMorgan Chase	Arris International PLC	2.86%	—	—	12,519
USD	598,129	01/21/20	JPMorgan Chase	Belmond Ltd.	2.86%	—	—	2,592
USD	4,321,467	01/21/20	JPMorgan Chase	Invesco FTSE Rafi Emerging	2.96%	—	—	331,603
USD	590,074	01/27/20	JPMorgan Chase	Aspen Insurance Holdings Ltd.	2.86%	—	—	(4,769)
USD	591,584	01/27/20	JPMorgan Chase	Dun & Bradstreet Corp.	2.86%	—	—	5,903
USD	345,991	01/27/20	JPMorgan Chase	Navigators Group, Inc.	2.86%	—	—	1,194
USD	538,320	01/31/20	JPMorgan Chase	Intergrated Device Technologies, Inc.	2.86%	—	—	8,849
USD	572,469	01/31/20	JPMorgan Chase	Vectren Corp.	2.86%	—	—	4,544
USD	601,157	02/10/20	JPMorgan Chase	LOXO Oncology, Inc.	2.87%	—	—	5,519
								$607,789

(a)          The index intends to provide exposure to a variance swap with underlying S&P 500 Index.

(b)         The DB Trend Intraday Equity Index is a proprietary index of Deutsche Bank AG intended to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(c)          The index intends to provide synthetic exposure to the performance of a basket comprising a 300% long position in the Goldman Sachs RP Equity World Long Short Series 37K Excess Return Strategy which, in turn, is an index that provides exposure to a basket comprised of a short position in the USD Goldman Sachs Overnight Money Market Index, a short position in the MSCI Daily TR Gross World USD, and a long position in certain equity investments. The top 50 constituent investments (based on absolute market value) held within the index are as follows:

Equity Name	Ticker	Total Weight	1/31/19 price	1/31/19 Value
MSCI Daily TR Gross World USD Index	GDDUWI	-271.802%	$8,379.03	(15,884,890)
Cash	N/A	-32.538%	1.00	(1,901,589)
FACEBOOK INC-CLASS A	FB	1.496%	166.69	87,458
NUCOR CORP	NUE	1.412%	61.24	82,503
L’OREAL	OR FP	1.410%	210.10	82,396
APPLE INC	AAPL	1.401%	166.44	81,891
ANGLO AMERICAN PLC	AAL LN	1.395%	19.43	81,552
ANTHEM INC	ANTM	1.394%	303.00	81,494
STEEL DYNAMICS INC	STLD	1.390%	36.59	81,254
HOLLYFRONTIER CORP	HFC	1.374%	56.34	80,314
CENTERPOINT ENERGY INC	CNP	1.364%	30.92	79,717
ALPHABET INC-CL A	GOOGL	1.351%	1,125.89	78,971
ALPHABET INC-CL C	GOOG	1.350%	1,116.37	78,874
BB&T CORP	BBT	1.347%	48.80	78,738
BERKSHIRE HATHAWAY INC-CL B	BRK/B	1.346%	205.54	78,636
ENI SPA	ENI IM	1.338%	14.81	78,176
INTEGRATED DEVICE TECH INC	IDTI	1.337%	48.85	78,129
PHILLIPS 66	PSX	1.337%	95.41	78,112
NATIONAL GRID PLC	NG/ LN	1.327%	8.25	77,532
T-MOBILE US INC	TMUS	1.326%	69.62	77,490
PFIZER INC	PFE	1.324%	42.45	77,375
NISSAN MOTOR CO LTD	7201 JT	1.320%	926.80	77,119
TWENTY-FIRST CENTURY FOX - B	FOX	1.319%	49.06	77,107
UNIVERSAL HEALTH SERVICES-B	UHS	1.318%	132.53	77,026
VICI PROPERTIES INC	VICI	1.316%	21.53	76,900
EXELON CORP	EXC	1.316%	47.76	76,882
ANNALY CAPITAL MANAGEMENT IN	NLY	1.311%	10.44	76,631
EATON CORP PLC	ETN	1.311%	76.25	76,591
MICROSOFT CORP	MSFT	1.307%	104.43	76,364
ARCHER-DANIELS-MIDLAND CO	ADM	1.306%	44.90	76,345
AGNC INVESTMENT CORP	AGNC	1.295%	17.91	75,665
PAYCHEX INC	PAYX	1.294%	70.80	75,620
CAN IMPERIAL BK OF COMMERCE	CM	1.294%	111.41	75,613
FIDELITY NATIONAL INFO SERV	FIS	1.288%	104.53	75,278
FASTENAL CO	FAST	1.285%	60.46	75,089
OGE ENERGY CORP	OGE	1.269%	40.95	74,174
VERIZON COMMUNICATIONS INC	VZ	1.267%	55.06	74,057
AFLAC INC	AFL	1.261%	47.70	73,701
HERBALIFE NUTRITION LTD	HLF	1.261%	59.70	73,673
SUNTRUST BANKS INC	STI	1.260%	59.42	73,646
PROGRESSIVE CORP	PGR	1.259%	67.29	73,556
VECTREN CORP	VVC	1.254%	72.38	73,276
CHURCH & DWIGHT CO INC	CHD	1.233%	64.61	72,072
ACCENTURE PLC-CL A	ACN	1.231%	153.55	71,957
HORMEL FOODS CORP	HRL	1.229%	42.32	71,818
ZOETIS INC	ZTS	1.228%	86.16	71,792
SWISSCOM AG-REG	SCMN	1.228%	476.00	71,752
EXPEDITORS INTL WASH INC	EXPD	1.223%	69.30	71,475
MEDICAL PROPERTIES TRUST INC	MPW	1.222%	18.20	71,414
FACTSET RESEARCH SYSTEMS INC	FDS	1.220%	218.63	71,309

(d)      The Goldman Sachs Custom US Equity Buyback basket provides exposure to companies that have high expected corporate equity buyback activity. The top 50 constituent investments (based on absolute market value) held within the index are as follows:

Equity Name	Ticker	Total Weight	1/31/19 Price	1/31/19 Value
CELGENE CORP	CELG	1.83%	$88.46	$299,602
CHEMOURS CO/THE	CC	1.75%	35.75	286,895
TOLL BROTHERS INC	TOL	1.75%	36.94	286,636
EBAY INC	EBAY	1.73%	33.65	283,645
SYNCHRONY FINANCIAL	SYF	1.71%	30.04	279,864
WHIRLPOOL CORP	WHR	1.66%	133.01	271,560
SEALED AIR CORP	SEE	1.59%	39.5	260,030
APPLIED MATERIALS INC	AMAT	1.58%	39.08	258,886
MGM RESORTS INTERNATIONAL	MGM	1.56%	29.44	255,567
YUM! BRANDS INC	YUM	1.56%	93.98	254,996
FORTUNE BRANDS HOME & SECURI	FBHS	1.53%	45.3	249,799
METLIFE INC	MET	1.52%	45.67	248,073
UNION PACIFIC CORP	UNP	1.51%	159.07	247,877
ALLY FINANCIAL INC	ALLY	1.51%	26.06	247,741
TE CONNECTIVITY LTD	TEL	1.51%	80.95	247,734
VOYA FINANCIAL INC	VOYA	1.51%	46.43	246,646
XEROX CORP	XRX	1.50%	28.21	244,917
BANK OF AMERICA CORP	BAC	1.50%	28.47	244,826
MCKESSON CORP	MCK	1.49%	128.25	243,807
CHARTER COMMUNICATIONS INC-A	CHTR	1.49%	331.05	243,497
MANPOWERGROUP INC	MAN	1.48%	79.03	242,310
LIBERTY GLOBAL PLC-A	LBTYA	1.47%	24.4	241,091
CIT GROUP INC	CIT	1.47%	46.19	241,033
AUTOZONE INC	AZO	1.47%	847.34	240,734
PHILLIPS 66	PSX	1.47%	95.41	240,502
CISCO SYSTEMS INC	CSCO	1.47%	47.29	240,303
CORNING INC	GLW	1.47%	33.26	240,293
SPIRIT AEROSYSTEMS HOLD-CL A	SPR	1.46%	83.4	239,409
DOVER CORP	DOV	1.45%	87.83	238,184
HEWLETT PACKARD ENTERPRISE	HPE	1.45%	15.59	238,025
AMERIPRISE FINANCIAL INC	AMP	1.45%	126.6	237,713
LIBERTY GLOBAL PLC- C	LBTYK	1.45%	23.56	237,676
AMGEN INC	AMGN	1.45%	187.11	237,164
STARBUCKS CORP	SBUX	1.45%	68.14	236,985
HILTON WORLDWIDE HOLDINGS IN	HLT	1.45%	74.48	236,916
CITIGROUP INC	C	1.45%	64.46	236,661
JEFFERIES FINANCIAL GROUP IN	JEF	1.44%	20.81	235,676
M & T BANK CORP	MTB	1.44%	164.54	235,459
FIFTH THIRD BANCORP	FITB	1.44%	26.82	235,239
LOEWS CORP	L	1.44%	47.9	235,001
CABOT OIL & GAS CORP	COG	1.43%	24.95	234,787
O’REILLY AUTOMOTIVE INC	ORLY	1.43%	344.66	234,778
PENTAIR PLC	PNR	1.43%	41.19	234,674
SL GREEN REALTY CORP	SLG	1.43%	92.43	234,268
PPG INDUSTRIES INC	PPG	1.43%	105.44	233,316
ROCKWELL AUTOMATION INC	ROK	1.42%	169.52	231,919
CDK GLOBAL INC	CDK	1.41%	48.91	231,166
ORACLE CORP	ORCL	1.41%	50.23	230,341
COMERICA INC	CMA	1.41%	78.74	230,236
DISCOVER FINANCIAL SERVICES	DFS	1.40%	67.49	228,933

Written Options

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
76	Nomura Securities	S&P 500 Index, strike @ $2,595	02/15/19	7,600	$162,940	$(46,740)	$116,200

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

SEK = Swedish Krona

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$2,074,024	$9,014,447	$—	$11,088,471
Purchased Options	28,350	—	—	28,350
	$2,102,374	$9,014,447	$—	$11,116,821
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$341,689	$—	$341,689
Futures Contracts	1,991,593	—	—	1,991,593
Swap Contracts**	—	3,050,443	—	3,050,443

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$614,631	$—	$614,631
Futures Contracts	2,973,166	—	—	2,973,166
Swap Contracts**	—	2,442,654	—	2,442,654
Written Options	46,740	—	—	46,740

*

Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts. Purchased options and written options are reported at value.

**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended January 31, 2019, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 28, 2019

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer and Treasurer
Date:	March 28, 2019